UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-CSR
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CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS
(Exact name of registrant as specified in charter)

110 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
1-732-855-2712
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31, 2009

DATE OF REPORTING PERIOD: DECEMBER 31, 2009

Item 1.	Reports to Stockholders

The Annual Report to Stockholders follows

First Investors

2009 ANNUAL REPORT

TAX EXEMPT FUND

TAX EXEMPT FUND II

SINGLE STATE TAX EXEMPT FUNDS

December 31, 2009

FOREWORD

This report is for the information of the shareholders of the Funds. It is the Funds’ practice to mail only one copy of their annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 1-800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

The views expressed in the portfolio manager’s letter reflect those views of the Director of Fixed Income of First Investors Management Company, Inc. through the end of the period covered. Any such views are subject to change at any time based upon market or other conditions and we disclaim any responsibility to update such views. These views may not be relied on as investment advice.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: First Investors Corporation, 110 Wall Street, New York, NY 10005, or by visiting our website at www.firstinvestors.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is possible to lose money by investing in any of the Funds. Past performance is no guarantee of future results.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Funds, including information about its Trustees.

Portfolio Manager’s Letter
FIRST INVESTORS TAX EXEMPT FUND
FIRST INVESTORS TAX EXEMPT FUND II
FIRST INVESTORS SINGLE STATE TAX EXEMPT FUNDS
California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey,
New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia

Dear Investor:

This is the annual report for the First Investors Tax Exempt Funds for the year ended December 31, 2009. The principal objective of each of the Funds is to seek a high level of interest income that is exempt from federal income tax, including the alternative minimum tax, and state income tax, in the case of the single state Funds. One of the Funds, the Tax Exempt Fund II, has a secondary objective of seeking total return.

The review period began with considerable uncertainty in the financial markets and with the economy in its longest and deepest downturn since the Great Depression. As the year progressed, the extraordinary actions taken by the U.S. government and the Federal Reserve (the “Fed”) helped to stabilize the markets and the economy. In particular, the Fed provided support to the bond market by purchasing over $1.5 trillion of mortgage-backed, agency, and U.S. Treasury securities, while keeping the benchmark federal funds rate at a historic low range of 0–0.25%. By year-end, the financial markets had stabilized and the economy had exited the recession.

Within this environment, the municipal bond market had a very good year in 2009, after an unusually difficult year in 2008. According to Bank of America Merrill Lynch, the market was up 14.5%, its best annual return since 2000. Despite the recovery in the market, municipal bond insurance continued to decline. Only 9% of new issues came to market with insurance, the lowest figure since 1982. The municipal bond insurance companies had their credit ratings repeatedly downgraded by the ratings agencies over the course of the year, as their claims paying abilities were seriously questioned. At the same time, credit risk in the municipal bond market continued to increase due to the growing economic pressures faced by many states and municipalities. This risk may be more significant for investors who concentrate their investments in the municipal securities of one state.

The lack of insured bonds and the limited number of viable municipal bond insurance companies compelled us to eliminate, effective February 1, 2010, the policies of the Insured Tax Exempt Fund, Insured Tax Exempt Fund II, California Insured Tax Exempt Fund and New York Insured Tax Exempt Fund that required them to invest, under normal circumstances, at least 80% of their net assets in insured municipal securities, so that we could continue to effectively manage the Funds. In addition, the names of these Funds are being changed to remove the word “Insured.” For ease of reference, we have referred to these Funds by their new names in this annual report. The other Funds eliminated these policies during the year.

1

Portfolio Manager’s Letter (continued)
FIRST INVESTORS TAX EXEMPT FUND
FIRST INVESTORS TAX EXEMPT FUND II
FIRST INVESTORS SINGLE STATE TAX EXEMPT FUNDS
California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey,
New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia

The Funds had substantial positive total return performance for 2009, in addition to providing a high level of tax-exempt income. The table below sets forth the total return performance for 2009 of each Fund on a NAV basis. Total return takes into account not only dividends and distributions paid during the year but also the change in each Fund’s NAV that occurred during the year.

	Class A	Class B
Fund	Total Return	Total Return
———	——————————	——————————
Tax Exempt Fund	10.36%	9.47%
Tax Exempt Fund II	14.02%	13.27%
California Tax Exempt Fund	13.62%	12.92%
Connecticut Tax Exempt Fund	12.88%	12.00%
Massachusetts Tax Exempt Fund	12.94%	12.15%
Michigan Tax Exempt Fund	10.46%	9.69%
Minnesota Tax Exempt Fund	10.16%	9.33%
New Jersey Tax Exempt Fund	12.63%	11.94%
New York Tax Exempt Fund	11.52%	10.73%
North Carolina Tax Exempt Fund	12.28%	11.55%
Ohio Tax Exempt Fund	10.33%	9.58%
Oregon Tax Exempt Fund	12.91%	12.14%
Pennsylvania Tax Exempt Fund	10.50%	9.67%
Virginia Tax Exempt Fund	10.42%	9.59%

The returns of the Funds were largely driven by three factors. First, the municipal bond market rallied substantially, with long-term bonds providing the highest total returns. This had a negative impact on most of the Funds’ performance relative to their benchmark (the BofA Merrill Lynch Municipal Securities Master Index) because the Funds, with the exception of the Tax Exempt Fund II, were underweight long-term bonds. Funds with relatively long weighted average maturities—such as the Tax Exempt II, California, Connecticut, and Oregon Funds—had higher total returns. Funds with relatively short weighted average maturities—such as the Tax Exempt, Michigan, Minnesota, Ohio, and Pennsylvania Funds—had lower returns. Second, the Funds’ performance was adversely affected by holdings of insured bonds that had low or no underlying credit ratings. As the municipal bond insurance companies had their credit ratings lowered during the year, insured bonds began to be valued based on their underlying ratings, rather than the insurance. This caused the value of the bonds to fall, particularly if they had low or no underlying ratings. Third, the performance of the Funds was negatively impacted by the limited availability of insured bonds, particularly for the Single State Funds.

2

Active management of the Funds provided a positive contribution to both total return and yield performance. In the first half of the review period, in particular, when the municipal bond market had not yet returned to normal, we were able to take advantage of relatively high interest rates on good quality tax-exempt bonds to extend the Funds’ weighted average maturity and to increase their yield by replacing holdings that had low acquisition yields. In general, the Funds remained fully invested to provide the maximum amount of tax-exempt income. The Tax Exempt Fund II had a lower distribution yield than most of the other Funds due to greater trading activity. The Minnesota, Oregon, and Virginia Funds had slightly lower yields because fewer insured bonds were available in the market at the time that interest rates were relatively high.

Thank you for placing your trust in First Investors. We appreciate the opportunity to serve your investment needs.

Sincerely,

Clark D. Wagner
Portfolio Manager and
Director of Fixed Income, First Investors Management Company, Inc.

January 29, 2010

3

Understanding Your Fund’s Expenses
FIRST INVESTORS TAX EXEMPT FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only), a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, July 1, 2009, and held for the entire six-month period ended December 31, 2009. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for Class A and Class B shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expense example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

4

Fund Expenses (unaudited)
TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/09)	(12/31/09)	(7/1/09–12/31/09)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,052.06	$4.86
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.47	$4.79

Expense Example – Class B Shares
Actual	$1,000.00	$1,047.30	$8.46
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.94	$8.34

*	Expenses are equal to the annualized expense ratio of .94% for Class A shares and 1.64% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2009, and are based on the total value of investments.

5

Cumulative Performance Information
TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Tax Exempt Fund (Class A shares) beginning 12/31/99 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/09) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 3.92%, 2.26% and 4.30%, respectively, and the S.E.C. 30-Day Yield for December 2009 would have been 2.96%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 5.41%, 2.40% and 4.28%, respectively, and the S.E.C. 30-Day Yield for December 2009 would have been 2.44%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

6

Portfolio of Investments
TAX EXEMPT FUND
December 31, 2009

Principal
Amount		Security	Value

		MUNICIPAL BONDS—99.2%
		Alabama—1.5%
$ 5,835	M	Alabama Water Pollution Control Auth. 6% 8/15/2014	$ 5,849,704
5,000	M	Mobile Alabama Public Edl. Bldg. Auth. Rev. 5% 3/1/2033	5,124,300

			10,974,004

		Alaska—.8%
5,475	M	Alaska Hsg. Fin. Corp. Home Mtg. Rev. 5.45% 12/1/2033	5,648,667

		Arizona—2.4%
5,000	M	Arizona Health Facs. Auth. Rev. 6% 1/1/2027	5,346,750
4,095	M	Arizona State Municipal Fing. Prog. COP 7.7% 8/1/2010	4,272,150
7,015	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029	7,539,862

			17,158,762

		Arkansas—.7%
5,000	M	Pulaski County Children’s Hosp. Rev. 5.5% 3/1/2039	5,143,900

		California—3.7%
6,000	M	California Statewide Cmntys. Dev. Auth. Rev. 5.125% 7/1/2024	6,034,920
5,000	M	Los Angeles Community College Dist. GO 5% 8/1/2027	5,212,350
5,000	M	San Francisco City & Cnty. COP 4.75% 9/1/2033	4,840,850
10,000	M	San Jacinto Unified School District GO 5.25% 8/1/2032	10,270,000

			26,358,120

		Colorado—.7%
4,965	M	Colorado Health Facs. Auth. Rev. 5.5% 7/1/2034	5,147,116

		Connecticut—1.3%
9,000	M	Connecticut State Spl. Tax Oblig. Rev. Trans. Infrast.
		6.125% 9/1/2012	9,676,620

		District of Columbia—1.6%
5,000	M	District of Columbia GO Series “B” 6% 6/1/2021	5,923,300
5,000	M	District of Columbia Rev. (Medlantic/Helix) 5.5% 8/15/2028	5,260,050

			11,183,350

		Florida—9.7%
5,000	M	Broward Cnty. Airport Sys. Rev. 5.375% 10/1/2029	5,154,550
6,500	M	Duval County School Board Master Lease Prog. 5.25% 7/1/2035	6,567,795
1,000	M	Emerald Coast Utilities Auth. Wtr. & Swr. Rev. 5.25% 1/1/2026	1,040,650
1,000	M	Escambia County Utilities Auth. Sys. Rev. 6.25% 1/1/2015	1,074,430

7

Portfolio of Investments (continued)
TAX EXEMPT FUND
December 31, 2009

Principal
Amount		Security	Value

		Florida (continued)
$ 5,500	M	Florida State Board of Education GO 5.5% 6/1/2038	$ 5,935,490
5,000	M	Florida State Mun. Pwr. Agy. Elec. Rev. 5.5% 10/1/2028	5,394,850
1,000	M	Miami Beach Stormwater Rev. 5.375% 9/1/2030	1,010,310
5,000	M	Miami-Dade County Prof. Sports Franchise Fac. Tax. Rev.
		5.375% 10/1/2028	5,329,650
5,000	M	Miami-Dade County Pub. Facs. (Jackson Health System)
		5.5% 6/1/2029	5,277,950
		Miami-Dade County School Board Certificates of Participation:
5,000	M	5.25% 5/1/2029	5,247,250
5,000	M	5.375% 2/1/2034	5,213,200
5,050	M	Miami-Dade County Spl. Oblig. (Cap. Asset Acquisition)
		5% 4/1/2029	5,204,278
5,000	M	Miami-Dade County Water & Sewer Rev. 5.125% 10/1/2025	5,428,050
5,000	M	Orange County Sch. Brd. COP 5.5% 8/1/2034	5,227,400
1,000	M	Plant City Utility System Rev. 6% 10/1/2015	1,083,540
5,000	M	Port St. Lucie Utility Rev. 5% 9/1/2029	5,073,450
1,000	M	Tampa Sports Auth. Rev. (Tampa Bay Arena) 5.75% 10/1/2020	1,073,320

			70,336,163

		Georgia—8.1%
		Atlanta Water & Wastewater Revenue:
9,040	M	5.5% 11/1/2019	9,711,220
5,000	M	5.25% 11/1/2034	5,142,800
5,000	M	Augusta Water & Sewer Rev. 5.25% 10/1/2039	5,198,500
2,405	M	De Kalb Private Hosp. Auth. Rev. 5.125% 11/15/2034	2,393,143
		Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue:
16,350	M	6.25% 7/1/2011	17,311,380
17,000	M	6% 7/1/2013	18,903,660

			58,660,703

		Illinois—11.5%
		Chicago Board of Education Lease Certificates of Participation
		Series “A”:
5,000	M	6% 1/1/2016	5,815,100
35,200	M	6% 1/1/2020	40,457,824
		Illinois Development Fin. Auth. Revenue (Rockford School #205):
5,000	M	6.6% 2/1/2010	5,024,650
3,000	M	6.65% 2/1/2011	3,186,270

8

Principal
Amount		Security	Value

		Illinois (continued)
		Illinois Finance Auth. Revenue:
$ 5,00	M	Alexian Remkt. 5.25% 1/1/2022	$ 5,228,500
5,000	M	Childrens Mem. Hosp. 5.25% 8/15/2033	5,034,150
7,000	M	Northwestern Mem. Hosp. 5.75% 8/15/2030	7,619,780
4,000	M	Regional Transportation Auth. 7.75% 6/1/2019	5,098,440
5,000	M	Springfield Electric Rev. 5% 3/1/2027	5,190,300

			82,655,014

		Indiana—3.6%
7,540	M	Greater Clark Cnty. Sch. Bldg. First Mtg. Rev. 5.25% 7/15/2026	8,075,265
8,470	M	Indiana State Hsg. & Cmnty. Dev. Auth. Mtg. Rev.
		6.125% 7/1/2029	9,134,217
8,330	M	Indianapolis Gas Util. Rev. 5.25% 8/15/2025	8,978,074

			26,187,556

		Iowa—.6%
4,015	M	Iowa Fin. Auth. Single Family Mtg. Rev. 5.25% 7/1/2028	4,200,332

		Kentucky—1.1%
5,000	M	Kentucky Eco. Dev. Fin. Auth. (Louisville Arena Proj.)
		5.75% 12/1/2028	5,477,700
2,650	M	Kentucky Hsg. Corp. Hsg. Rev. 5.4% 7/1/2029	2,759,207

			8,236,907

		Louisiana—.7%
10,250	M	Regional Trans. Auth. Zero Coupon 12/1/2021	5,158,928

		Maine—.7%
5,000	M	Maine Edl. Ln. Auth. Student Ln. Rev. 5.875% 12/1/2039	5,259,950

		Massachusetts—1.8%
7,055	M	Boston Water & Sewer Rev. 5.75% 11/1/2013	7,728,470
5,000	M	Massachusetts St. Health & Edl. Facs. Auth Rev. 5%
		7/1/2034 (when-issued)	5,015,000

			12,743,470

9

Portfolio of Investments (continued)
TAX EXEMPT FUND
December 31, 2009

Principal
Amount		Security	Value

		Michigan—5.7%
$ 5,000	M	Detroit Swr. Disp. Rev. 7.5% 7/1/2033	$ 5,944,500
5,000	M	Detroit Water Supply Sys. Rev. 6.25% 7/1/2036	5,420,850
7,815	M	Michigan State Environmental Protection Prog. GO
		6.25% 11/1/2012	8,372,835
10,000	M	Michigan State Grant Antic. Bds. 5.25% 9/15/2025	10,643,800
5,000	M	Michigan State Hosp. Fin. Auth. (Trinity Health)
		6.25% 12/1/2028	5,505,400
4,500	M	Monroe County Economic Dev. Corp. (Detroit Edison Co.)
		6.95% 9/1/2022	5,232,690

			41,120,075

		Missouri—2.4%
		Missouri State Health & Educ. Facs. Auth. Revenue:
		BJC Health Systems:
1,000	M	6.75% 5/15/2010	1,023,680
10,000	M	6.75% 5/15/2011	10,846,600
5,000	M	St. Luke’s Health 5.5% 11/15/2028	5,294,600

			17,164,880

		Montana—.7%
5,000	M	Montana State Brd. Hsg. Single Family Prog. 5.45% 12/1/2033	5,149,350

		New Jersey—.7%
5,000	M	New Jersey State Higher Educ. Assist. Student Ln. Rev.
		5.625% 6/1/2030	5,274,450

		New Mexico—.7%
5,000	M	Grant Cnty. Dept. of Health (Bayard Proj.) 5.25% 7/1/2031	5,169,650

		New York—8.9%
22,000	M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021	27,125,560
		New York State Dorm. Auth. Revenue:
10,000	M	New York University 5.75% 7/1/2027	11,834,600
5,000	M	State University 5.875% 5/15/2017	5,717,000
5,000	M	New York State Mtg. Agy. Rev. 5.8% 10/1/2033	5,287,500
5,000	M	New York State Thruway Hwy. & Brdg. Tr. Fd. Auth.
		5% 4/1/2021	5,361,200
7,780	M	Port Authority of New York & New Jersey Drivers
		7.422% 8/15/2015*	9,005,039

			64,330,899

10

Principal
Amount		Security	Value

		North Carolina—1.9%
$ 5,000	M	Charlotte-Mecklenburg Hospital Auth. Health Care Rev.
		5.25% 1/15/2034	$ 5,122,800
8,000	M	North Carolina Municipal Pwr. Agency (Catawba Electric)
		6% 1/1/2011	8,388,000

			13,510,800

		North Dakota—2.2%
9,695	M	Mercer County Pollution Control Rev. (Basin Elec. Pwr. Coop.)
		7.2% 6/30/2013	10,641,523
4,915	M	North Dakota State Hsg. Fin. Agy. Rev. 5.4% 7/1/2028	5,174,020

			15,815,543

		Ohio—4.1%
5,000	M	American Mun. Pwr. Rev. (Prairie St. Energy Campus)
		5.25% 2/15/2026	5,312,400
6,000	M	Jefferson County Jail Construction GO 5.75% 12/1/2019	6,561,720
5,000	M	Ohio State Hospital Facility Health Revenue 5.5% 1/1/2034	5,212,550
		Ohio State Hsg. Fin. Agy. Residential Mtg. Revenue:
4,750	M	6.125% 9/1/2028	5,185,147
6,720	M	5.85% 9/1/2033	7,185,494

			29,457,311

		Oklahoma—1.4%
10,000	M	Tulsa Pub. Facs. Auth. Lease Rev. 5.25% 11/15/2036	10,418,000

		Pennsylvania—1.8%
5,000	M	Philadelphia GO 7.125% 7/15/2038	5,654,650
6,660	M	Pittsburgh Water & Sewer Auth. Rev. 6.5% 9/1/2013	7,206,786

			12,861,436

		Rhode Island—1.0%
7,000	M	Convention Center Auth. Rev. 5.25% 5/15/2025	7,491,470

		Texas—12.4%
14,000	M	Austin Utilities Systems Rev. 6% 11/15/2013	15,265,460
5,000	M	Dallas Cnty. Util. & Reclamation Dist. GO 5.375% 2/15/2029	4,967,200
		Harris County Toll Road Sub. Liens General Obligations
		Series “A”:
11,065	M	6.5% 8/15/2012	12,632,911
7,000	M	6.5% 8/15/2013	8,276,380
5,000	M	Hitchcock Ind. School District GO 5.25% 2/15/2030	5,449,450

11

Portfolio of Investments (continued)
TAX EXEMPT FUND
December 31, 2009

Principal
Amount		Security	Value

		Texas (continued)
		Houston Utilities Systems Revenue:
$ 5,000	M	Util. Sys. Rev. 5.125% 11/15/2032	$ 5,221,000
5,000	M	Wtr. and Swr. Rev. 5% 11/15/2027	5,265,550
		Houston Water Conveyance System Certificates of Participation:
4,000	M	6.25% 12/15/2013	4,466,240
6,035	M	6.25% 12/15/2015	6,832,465
5,000	M	JP Morgan Chase Putters 7.484% 2/1/2030*	5,605,250
10,000	M	North Texas Tollway Auth. Rev. 5.125% 1/1/2028	10,048,900
5,000	M	Waco Ind. School District GO 5.25% 8/15/2030	5,460,100

			89,490,906

		Utah—.2%
1,120	M	Provo Electric System Rev. 10.375% 9/15/2015	1,430,587

		Washington—1.8%
		Washington State Health Care Facs. Auth. Revenue:
5,000	M	Catholic Health Initiatives 6.375% 10/1/2033	5,452,350
7,000	M	Providence Health 5.25% 10/1/2033	7,176,680

			12,629,030

		West Virginia—.7%
4,500	M	West Virginia State Hospital Fin. Auth. Hosp. Rev.
		5.375% 6/1/2028	4,729,050

		Wisconsin—2.1%
12,000	M	Superior Wisconsin Ltd. Oblig. Rev. (Midwest Energy)
		6.9% 8/1/2021	15,195,360

Total Value of Municipal Bonds (cost $660,010,059)		99.2%	715,968,359
Other Assets, Less Liabilities		.8	5,449,313

Net Assets		100.0%	$721,417,672

*	Inverse floating rate security (see Note 1F). Interest rate is determined and reset periodically and is the rate in effect at December 31, 2009.

Summary of Abbreviations:
	COP	Certificate of Participation
	GO	General Obligation

12	See notes to financial statements

Fund Expenses (unaudited)
TAX EXEMPT FUND II

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/09)	(12/31/09)	(7/1/09–12/31/09)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,064.44	$5.15
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.22	$5.04

Expense Example – Class B Shares
Actual	$1,000.00	$1,060.30	$8.78
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.69	$8.59

*	Expenses are equal to the annualized expense ratio of .99% for Class A shares and 1.69% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2009, and are based on the total value of investments.

13

Cumulative Performance Information
TAX EXEMPT FUND II

Comparison of change in value of $10,000 investment in the First Investors Tax Exempt Fund II (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Tax Exempt Fund II (Class A shares) beginning 12/31/99 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/09) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 7.37%, 3.32% and 5.43%, respectively, and the S.E.C. 30-Day Yield for December 2009 would have been 2.86%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Since Inception would have been 9.20%, 3.44% and 4.73%, respectively, and the S.E.C. 30-Day Yield for December 2009 would have been 2.35%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

14

Portfolio of Investments
TAX EXEMPT FUND II
December 31, 2009

Principal
Amount		Security	Value

		MUNICIPAL BONDS—97.8%
		Alabama—2.6%
$1,000	M	Alabama State University Rev. 5.25% 9/1/2034	$ 1,054,190
2,500	M	Birmingham Spl. Care Facs. Fing. Auth. Rev. 6% 6/1/2039	2,665,700
1,000	M	Phenix City Water & Sewer Rev. 5% 8/15/2034	1,019,850

			4,739,740

		Alaska—2.5%
1,000	M	Alaska Intl. Airport Rev. Series “B” 5.75% 10/1/2012*	1,128,070
3,000	M	Matanuska-Susitna Boro Lease Rev. 6% 9/1/2028	3,466,500

			4,594,570

		Arizona—8.4%
1,250	M	Arizona Brd. Regents University Sys. Rev. 6% 7/1/2027	1,435,438
5,000	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029	5,374,100
1,000	M	Greater Dev. Auth. Infrastructure Rev. 5% 8/1/2029	1,036,170
5,000	M	Phoenix Civic Impt. Corp. Wastewater Sys. Rev. 5% 7/1/2026	5,297,950
2,000	M	Rio Nuevo Multipurpose Facs. Rev. 6.625% 7/15/2025	2,316,040

			15,459,698

		California—4.2%
1,100	M	Alhambra Sch. District GO 5.25% 8/1/2028	1,175,977
3,090	M	Alum Rock Elem. Sch. District GO 5.25% 8/1/2029	3,280,499
1,000	M	Central Unified School Dist. GO 5.25% 8/1/2024	1,077,030
2,000	M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2039	2,082,200

			7,615,706

		Colorado—1.7%
3,150	M	Colorado Health Facs. Auth. Rev. 5% 7/1/2039	3,111,696

		Connecticut—1.9%
2,000	M	New Haven GO 5% 3/1/2025	2,136,280
1,300	M	South Cent. Regl. Wtr. Sys. Auth. Rev. 5.25% 8/1/2030	1,385,852

			3,522,132

		District of Columbia—1.7%
3,000	M	Metropolitan Washington D.C. Airport Auth. Sys. Rev.
		5% 10/1/2029	3,155,850

15

Portfolio of Investments (continued)
TAX EXEMPT FUND II
December 31, 2009

Principal
Amount		Security	Value

		Florida—6.1%
		Broward County Sch. Brd. Certificates of Participation:
$1,000	M	5.125% 7/1/2026	$ 1,055,010
1,000	M	5.25% 7/1/2027	1,059,050
1,000	M	Columbia Cnty. Sch. Brd. COP 5% 7/1/2027	1,023,220
1,880	M	Florida State Dept. of Trans. Alligator Alley Rev. Series “A”
		5% 7/1/2025	1,975,899
3,535	M	Fort Pierce Capital Impt. Rev. 5.875% 9/1/2028	3,928,622
1,000	M	Panama City Beach Utility Rev. 5% 6/1/2030	1,034,120
1,000	M	Winter Park Electric Rev. 5% 10/1/2035	1,005,450

			11,081,371

		Georgia—5.6%
2,500	M	Atlanta Wtr. & Wastewater Rev. 5.25% 11/1/2034	2,571,400
1,500	M	Cobb County Dev. Auth. Rev. 5.75% 7/15/2039	1,597,755
1,850	M	Cobb County Hosp. Auth. Rev. (Kennestone Hosp.) 5.25% 4/1/2037	1,909,829
1,000	M	Georgia Municipal Association, Inc. COP
		(City Court Atlanta Proj.) 5.125% 12/1/2021	1,036,180
2,000	M	Medical Ctr. Hospital Auth. Rev. 6.5% 8/1/2038	2,201,320
1,000	M	Savannah Economic Dev. Auth. Rev. 5% 6/15/2039	1,010,490

			10,326,974

		Illinois—.7%
1,000	M	Illinois State Sales Tax Rev. 6% 6/15/2026	1,208,290

		Indiana—5.2%
1,030	M	Baugo School Bldg. Corp. 5.5% 1/15/2012*	1,130,219
3,000	M	Indiana State Fin. Auth. Rev. 5.25% 12/1/2038	3,039,210
1,105	M	Merrillville Multi-School Building Corp. GO 5.5% 1/15/2012*	1,213,223
		Tri-Creek Middle School Bldg. Corp. Revenue:
1,600	M	5.25% 7/15/2028	1,720,672
1,000	M	5.25% 7/15/2029	1,066,540
1,250	M	Zionsville Community Schools Bldg. Corp. GO 5.75% 1/15/2012*	1,378,750

			9,548,614

		Kentucky—2.4%
2,880	M	Kentucky State Mun. Pwr. Agy. Rev. (Prairie St. Proj.)
		5.25% 9/1/2026	3,012,854
1,310	M	Paducah Elec. Plant Brd. Rev. 5.25% 10/1/2035	1,358,470

			4,371,324

16

Principal
Amount		Security	Value

		Louisiana—5.3%
		Louisiana Loc. Govt. Env. Facs. & Cmnty. Dev. Auth. Revenue:
$1,845	M	5.25% 10/1/2021	$ 1,847,804
1,000	M	5% 2/1/2029	1,037,670
1,500	M	5% 12/1/2039	1,523,385
1,500	M	Louisiana St. Citizens Ppty. Rev. 6.125% 6/1/2025	1,689,180
1,000	M	New Orleans Aviation Brd. Rev. 6% 1/1/2023	1,132,950
2,310	M	New Orleans Sewer Svc. Rev. 6.25% 6/1/2029	2,446,336

			9,677,325

		Massachusetts—3.7%
1,500	M	Massachusetts State GO 5.25% 8/1/2022	1,761,105
5,000	M	Mass. State Hlth. & Edl. Facs. Auth. Rev. 5% 7/1/2034 (when-issued)	5,015,000

			6,776,105

		Michigan—2.8%
1,000	M	Bay City School Dist. Bldg. & Site GO 5% 5/1/2025	1,046,120
1,000	M	Canton Charter Twp. GO 5% 4/1/2027	1,059,110
1,250	M	Ferris State University Rev. 5% 10/1/2028	1,315,025
1,900	M	Michigan Mun. Bd. Auth. Rev. (Loc. Govt. Ln. Prog.) 5% 5/1/2023	1,800,592

			5,220,847

		Mississippi—2.7%
		Mississippi Dev. Bk. Spl. Oblig. Jackson Cnty. Ltd. Tax Revenue:
2,660	M	5.375% 7/1/2029	2,825,638
2,000	M	5.625% 7/1/2039	2,096,700

			4,922,338

		Missouri—1.9%
1,500	M	Bi-State Dev. Agy. Rev. (Metrolink Cross Cnty.) 5% 10/1/2035	1,505,625
310	M	Springfield Pub. Bldg. Corp. Leasehold Rev.
		(Springfield Rec. Proj.) Series “B” 5.85% 6/1/2010*	317,006
250	M	St. Joseph School Dist. GO (Direct Dep. Prog.) 5.75% 3/1/2019	254,503
375	M	St. Louis County Pattonville R-3 School Dist. GO
		(Direct Dep. Prog.) 5.75% 3/1/2010*	382,185
1,000	M	St. Louis Mun. Fin. Corp. Lease Rev. 5.625% 7/15/2030	1,062,250

			3,521,569

		New Hampshire—.5%
1,000	M	Manchester Arpt. Rev. 5.125% 1/1/2030	1,006,090

17

Portfolio of Investments (continued)
TAX EXEMPT FUND II
December 31, 2009

Principal
Amount		Security	Value

		New Jersey—3.5%
$1,000	M	New Jersey Edl. Facs. Auth. Rev. 5.375% 7/1/2038	$ 1,061,970
1,000	M	New Jersey Health Care Facs. Fing. Auth. Rev. 5.25% 1/1/2031	1,036,320
4,000	M	New Jersey State Trans. Auth. Trust Fd. Rev. 5.5% 12/15/2038	4,304,280

			6,402,570

		New York—.6%
		Camden Central School District General Obligations:
725	M	5.5% 3/15/2016	799,450
250	M	5.5% 3/15/2017	274,806

			1,074,256

		North Carolina—3.6%
1,000	M	Charlotte-Mecklenburg Hosp. Auth. Rev. 5.25% 1/15/2034	1,024,560
1,000	M	New Hanover Cnty. Hosp. Rev. 5.125% 10/1/2031	1,024,990
3,000	M	North Carolina Tpk. Auth. Rev. 5.75% 1/1/2039	3,192,780
1,310	M	Pitt Cnty. Ltd. Obligation Rev. 5% 4/1/2034	1,326,676

			6,569,006

		Ohio—3.7%
1,105	M	Akron Sewer System Rev. 5.25% 12/1/2020	1,119,232
2,000	M	American Mun. Pwr. Rev. (Prairie St. Energy Campus)
		5% 2/15/2024	2,110,800
1,500M	M	Franklin Cnty. Hosp. Rev. 5% 11/1/2034	1,497,780
1,500	M	Ohio State Bldg. Auth. State Facs. 5.5% 4/1/2012*	1,659,900
450	M	Youngstown GO 6% 12/1/2010*	478,039

			6,865,751

		Pennsylvania—4.4%
2,500	M	Beaver Cnty. GO 5.55% 11/15/2031	2,680,476
1,000	M	State Pub. Sch. Bldg. Auth. Rev. (Philadelphia) 5.25% 6/1/2013*	1,139,790
		West Mifflin Area School Dist. General Obligations:
2,910	M	5.375% 4/1/2027	3,173,588
1,000	M	5.375% 4/1/2028	1,086,750

			8,080,604

		Puerto Rico—.4%
805	M	Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
		6.25% 7/1/2016	806,417

18

Principal
Amount		Security	Value

		Rhode Island—4.3%
		Rhode Island Hlth. & Edl. Bldg. Corporation:
		Pub. Schs. Fing. Program:
$3,250	M	5.25% 5/15/2029	$ 3,349,255
3,000	M	5% 5/15/2034	2,995,620
1,415	M	University of Rhode Island 5.25% 9/15/2029	1,494,197

			7,839,072

		South Carolina—3.7%
1,000	M	Anderson Water & Swr. System Rev. 5% 7/1/2034	1,033,620
5,500	M	Spartanburg Wtrwks. Rev. 5% 6/1/2035	5,679,135

			6,712,755

		South Dakota—.9%
1,500	M	South Dakota State Hlth. & Edl. Fac. Auth. Rev. 5.125% 8/1/2028	1,587,990

		Tennessee—.5%
1,000	M	Chattanooga-Hamilton Cnty. Hosp. Auth. Rev. 5% 10/1/2023	1,006,770

		Texas—8.9%
2,495	M	Allen Indpt. School District GO 5% 2/15/2034	2,570,424
1,750	M	Harris Cnty. Cultural Ed. Facs. Fin. Corp. Rev. 5.25% 10/1/2029	1,806,490
5,000	M	Harris Cnty. Hlth. Facs. Thermal Util. Rev. 5% 11/15/2032	5,151,450
5,000	M	Houston Utility Systems Rev. 5.25% 5/15/2020	5,448,400
1,250	M	Parker Cnty. GO 5% 2/15/2029	1,316,350

			16,293,114

		Utah—.6%
1,000	M	Pleasant Grove City Wtr. Rev. 5.25% 12/1/2029	1,065,130

		Washington—2.8%
5,000	M	Washington State Health Care Facs. Auth. Rev. 5.25% 10/1/2033	5,126,200

Total Value of Municipal Bonds (cost $169,010,475)			179,289,874

19

Portfolio of Investments (continued)
TAX EXEMPT FUND II
December 31, 2009

Principal
Amount		Security		Value

		SHORT-TERM TAX EXEMPT INVESTMENTS—3.4%
		Adjustable Rate Notes **
$2,500	M	Valdez Alaska Marine Term. Rev. .18%		$ 2,500,000
3,700	M	Virginia Small Business Fing. Auth. Rev. .26%		3,700,000

Total Value of Short-Term Tax Exempt Investments (cost $6,200,000)				6,200,000

Total Value of Municipal Investments (cost $175,210,475)			101.2%	185,489,874
Excess of Liabilities Over Other Assets			(1.2)	(2,149,408)

Net Assets			100.0%	$183,340,466

*	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
**	Interest rates are determined and reset periodically by the issuer and are the rates in effect at
December 31, 2009.

Summary of Abbreviations:
	COP	Certificate of Participation
	GO	General Obligation

20	See notes to financial statements

Fund Expenses (unaudited)
CALIFORNIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/09)	(12/31/09)	(7/1/09–12/31/09)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,059.52	$5.24
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.12	$5.14

Expense Example – Class B Shares
Actual	$1,000.00	$1,056.75	$8.86
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.59	$8.69

*	Expenses are equal to the annualized expense ratio of 1.01% for Class A shares and 1.71% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2009, and are based on the total value of investments.

21

Cumulative Performance Information
CALIFORNIA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors California Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors California Tax Exempt Fund (Class A shares) beginning 12/31/99 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/09) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 6.99%, 2.35% and 4.56%, respectively, and the S.E.C. 30-Day Yield for December 2009 would have been 3.06%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 8.85%, 2.48% and 4.53%, respectively, and the S.E.C. 30-Day Yield for December 2009 would have been 2.54%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

22

Portfolio of Investments
CALIFORNIA TAX EXEMPT FUND
December 31, 2009

Principal
Amount		Security	Value

		MUNICIPAL BONDS—100.8%
		Certificates of Participation—19.7%
$ 500	M	Castaic Lake Water Agency Water Sys. Impt. Proj. 7% 8/1/2012	$ 566,050
1,000	M	El Dorado Irrigation District 6.25% 8/1/2029	1,080,080
750	M	Los Angeles Real Property Prog. 5.3% 4/1/2022	763,980
1,000	M	Mojave Water Agency 5.5% 6/1/2029	1,046,320
1,000	M	Val Verde Unified School District 5% 3/1/2029	998,710
1,000	M	West Contra Costa Healthcare 5.375% 7/1/2024	1,028,730
500	M	Western Placer Unified School District 5.25% 8/1/2030	498,105

			5,981,975

		General Obligations—38.5%
2,000	M	Alhambra Unified School District 5.25% 8/1/2028	2,141,380
1,000	M	Chico Unified School District 5% 8/1/2026	1,041,020
1,000	M	College of the Sequoias 5.25% 8/1/2029	1,057,660
1,000	M	Corona-Norco Unified School District 5.125% 8/1/2029	1,043,910
650	M	Jefferson Unified High Sch. District (San Mateo Cnty.)
		6.25% 2/1/2016	725,952
1,000	M	Lake Tahoe Unified School District 5.375% 8/1/2029	1,053,930
750	M	Natomas Unified School District 5.95% 9/1/2021	856,245
1,000	M	Orchard School District 5% 8/1/2029	1,033,030
1,000	M	San Bernardino Cmnty. College District 6.5% 8/1/2028	1,171,350
444	M	Walnut Valley School District 7.2% 2/1/2016	500,845
1,000	M	Yosemite Cmnty. College District 5% 8/1/2028	1,049,760

			11,675,082

		Health Care—7.1%
1,000	M	California Health Facs. Fin. Auth. Rev. 6.5% 10/1/2033	1,130,890
1,000	M	California Statewide Cmntys. Dev. Auth. Rev. (St. Joseph’s)
		5.125% 7/1/2024	1,005,820

			2,136,710

		Housing—3.4%
1,000	M	California Hsg. Fin. Agy. Rev. 5.2% 8/1/2028	1,023,400

		Transportation—3.5%
1,000	M	San Francisco City & Cnty. Airport Rev. 5.25% 5/1/2025	1,070,220

23

Portfolio of Investments (continued)
CALIFORNIA TAX EXEMPT FUND
December 31, 2009

Principal
Amount		Security	Value

		Utilities—6.2%
$ 750	M	South Gate Public Fing. Auth. Wtr. Rev. Series “A” 6% 10/1/2012	$ 795,570
1,000	M	Tuolumne Wind Proj. Auth. 5.625% 1/1/2029	1,072,560

			1,868,130

		Other Revenue—22.4%
1,000	M	Long Beach Fing. Auth. Rev. 6% 11/1/2017	1,091,830
1,000	M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2028	1,078,050
1,105	M	Palm Springs Fing. Auth. Lease Rev. Series “A”
		(Convention Ctr. Proj.) 5.25% 11/1/2020	1,174,295
1,000	M	Rohnert Park Cmnty. Dev. Comm. Tax Alloc. Rev.
		5.25% 8/1/2020	1,005,690
500	M	Sacramento Area Flood Control Agency 5.5% 10/1/2028	556,835
1,000	M	Sacramento Cnty. Airport Sys. Rev. 5.5% 7/1/2034	1,043,420
700	M	San Mateo Joint Powers Auth. Lease Rev. 6.5% 7/1/2015	823,991

			6,774,111

Total Value of Municipal Bonds (cost $28,847,400)		100.8%	30,529,628
Excess of Liabilities Over Other Assets		(.8)	(234,954)

Net Assets		100.0%	$30,294,674

24	See notes to financial statements

Fund Expenses (unaudited)
CONNECTICUT TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/09)	(12/31/09)	(7/1/09–12/31/09)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,057.98	$5.08
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.27	$4.99
Expense Example – Class B Shares
Actual	$1,000.00	$1,054.36	$8.70
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.74	$8.54

*	Expenses are equal to the annualized expense ratio of .98% for Class A shares and 1.68% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2009 and are based on the total value of investments.

25

Cumulative Performance Information
CONNECTICUT TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Connecticut Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Connecticut Tax Exempt Fund (Class A shares) beginning 12/31/99 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/09) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 6.33%, 2.51% and 4.32%, respectively, and the S.E.C. 30-Day Yield for December 2009 would have been 2.67%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 7.93%, 2.61% and 4.28%, respectively, and the S.E.C. 30-Day Yield for December 2009 would have been 2.14%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

26

Portfolio of Investments
CONNECTICUT TAX EXEMPT FUND
December 31, 2009

Principal
Amount		Security	Value

		MUNICIPAL BONDS—99.7%
		Education—27.4%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
$1,000	M	Loomis Chafee School 5% 7/1/2030	$ 1,034,990
		Quinnipiac University:
1,000	M	5% 7/1/2025	1,045,780
1,000	M	5.75% 7/1/2033	1,090,430
1,000	M	Renbrook School 5% 7/1/2030	1,019,410
1,000	M	Salisbury School 5% 7/1/2028	1,065,520
1,235	M	Trinity College Series “H” 5% 7/1/2019	1,334,418
1,000	M	Westminster School 5% 7/1/2037	1,020,050
1,000	M	Yale University 4.85% 7/1/2037	1,047,410
		University of Connecticut:
600	M	Student Fees Rev. 5.25% 11/15/2021	632,160
1,000	M	University Rev. 4.75% 2/15/2029	1,052,510

			10,342,678

		General Obligations—23.4%
1,000	M	Bridgeport 5% 12/1/2023	1,062,980
690	M	Connecticut State Series “E” 6% 3/15/2012	766,086
1,000	M	Glastonbury 5% 6/15/2021	1,098,000
1,000	M	Hartford 5% 8/15/2028	1,064,370
		New Britain:
630	M	6% 3/1/2012	663,485
1,000	M	4.75% 4/1/2028	1,140,530
2,300	M	New Haven 5% 3/1/2026	2,447,683
580	M	Stratford 5% 12/15/2023	615,745

			8,858,879

		Health Care—13.9%
		Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
260	M	Bridgeport Hospital 6.5% 7/1/2012	260,655
		Child Care Facilities Program:
400	M	5.5% 7/1/2019	403,228
1,000	M	6% 7/1/2038	1,086,590
1,250	M	Children’s Medical Center Series “B” 5% 7/1/2021	1,228,038
205	M	Village Families & Children Series “A” 5% 7/1/2017	207,398
1,000	M	William W. Backus Hospital 5% 7/1/2025	1,037,140
500\	M	Yale-New Haven Hospital 5% 7/1/2026	510,845

27

Portfolio of Investments (continued)
CONNECTICUT TAX EXEMPT FUND
December 31, 2009

Principal
Amount		Security	Value

		Health Care (continued)
$ 500	M	Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
		6.25% 7/1/2016	$ 500,880

			5,234,774

		Housing—10.7%
		Connecticut State Housing Finance Authority:
500	M	Group Home Mtg. 5.85% 6/15/2030	506,585
		Housing Mtg. Finance Program:
500	M	6.25% 11/15/2025	566,130
1,000	M	5.75% 11/15/2028	1,097,530
1,750	M	Next Steps 7, 5% 6/15/2024	1,882,965

			4,053,210

		Transportation—6.4%
		Connecticut State Special Tax Obligation Revenue:
250	M	Fuel Tax & Transit Rev. 6.125% 9/1/2012	268,795
		Transportation Infrastructure:
1,000	M	5% 11/1/2025	1,078,530
1,000	M	5% 8/1/2027	1,060,790

			2,408,115

		Utilities—9.6%
1,000	M	Greater New Haven Wtr. Poll. Ctl. Auth. 5% 8/15/2035	1,008,550
		Puerto Rico Commonwealth Aqueduct & Swr. Auth. Revenue:
1,000	M	5% 7/1/2025	1,040,010
500	M	5% 7/1/2028	512,525
1,000	M	South Central Connecticut Regl. Wtr. Auth. Rev. 5.25% 8/1/2029	1,069,630

			3,630,715

		Other Revenue—8.3%
1,000	M	Capital City Econ. Dev. Auth. Pkg. & Energy Fee Rev.
		5.75% 6/15/2034	1,084,890
500	M	Puerto Rico Pub. Bldgs. Auth. Rev. 6% 7/1/2028	513,040
1,500	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037	1,555,845

			3,153,775

Total Value of Municipal Bonds (cost $35,827,309)		99.7%	37,682,146
Other Assets, Less Liabilities		.3	103,917

Net Assets		100.0%	$37,786,063

28	See notes to financial statements

Fund Expenses (unaudited)
MASSACHUSETTS TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/09)	(12/31/09)	(7/1/09–12/31/09)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,055.27	$5.08
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.27	$4.99

Expense Example – Class B Shares
Actual	$1,000.00	$1,051.62	$8.69
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.74	$8.54

*	Expenses are equal to the annualized expense ratio of .98% for Class A shares and 1.68% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2009, and are based on the total value of investments.

29

Cumulative Performance Information
MASSACHUSETTS TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Massachusetts Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Massachusetts Tax Exempt Fund (Class A shares) beginning 12/31/99 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/09) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 6.34%, 2.09% and 4.23%, respectively, and the S.E.C. 30-Day Yield for December 2009 would have been 3.02%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 8.08%, 2.22% and 4.20%, respectively, and the S.E.C. 30-Day Yield for December 2009 would have been 2.51%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

30

Portfolio of Investments
MASSACHUSETTS TAX EXEMPT FUND
December 31, 2009

Principal
Amount		Security	Value

		MUNICIPAL BONDS—101.6%
		Education—26.6%
$1,000	M	Massachusetts Edl. Fing. Auth. Ed. Ln. Rev. 6% 1/1/2028	$ 1,070,630
		Massachusetts State Dev. Fin. Agy. Revenue:
1,000	M	Boston College 5% 7/1/2038	1,028,320
		Boston University:
400	M	5% 10/1/2029	407,076
750	M	5.6% 10/1/2035	787,282
		Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Harvard University 5.5% 11/15/2036	1,118,580
1,000	M	Lesley University 5% 7/1/2029	1,040,660
		University of Massachusetts Bldg. Auth. Revenue:
800	M	6.875% 5/1/2014	940,880
500	M	5% 5/1/2034	510,440

			6,903,868

		General Obligations—18.0%
		Massachusetts State:
1,000	M	5.5% 8/1/2030	1,198,000
500	M	.758% 5/1/2037*	367,750
1,000	M	Quaboag Regional School District 5.5% 6/1/2017	1,029,040
1,000	M	Revere Mun. Purpose Loan 5% 4/1/2033	1,032,840
1,000	M	Worcester 5.5% 8/15/2017	1,046,930

			4,674,560

		Health Care—17.0%
		Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Caregroup 5.375% 2/1/2027	1,005,750
1,000	M	Childrens Hospital 5.25% 12/1/2039	1,020,880
1,000	M	Harvard Pilgrim Health Care 5.25% 7/1/2013	1,007,050
360	M	Massachusetts General Hospital Series “F” 6.25% 7/1/2012	377,273
1,000	M	Partners Healthcare System 5% 7/1/2034 (when-issued)	1,003,000

			4,413,953

		Housing—8.0%
		Massachusetts State Hsg. Fin. Agy. Revenue:
1,000	M	5.8% 12/1/2028	1,058,490
1,000	M	5.35% 12/1/2033	1,023,070

			2,081,560

31

Portfolio of Investments (continued)
MASSACHUSETTS TAX EXEMPT FUND
December 31, 2009

Principal
Amount		Security	Value

		Transportation—8.6%
		Massachusetts Bay Trans. Authority:
$1,000	M	Assessment Revenue 5% 7/1/2028	$ 1,089,130
1,000	M	Sales Tax Revenue 5% 7/1/2031	1,130,870

			2,220,000

		Utilities—15.2%
695	M	Boston Water & Sewer Commission Rev. 5.75% 11/1/2013	762,554
1,000	M	Holyoke Gas & Electric Dept. Rev. 5.375% 12/1/2018	1,028,690
1,000	M	Puerto Rico Elec. Pwr. Auth. Rev. 5.25% 7/1/2029	1,013,450
1,000	M	Springfield Water & Sewer Commn. Rev. 5.75% 10/15/2025	1,128,700

			3,933,394

		Other Revenue—8.2%
1,000	M	Massachusetts State Dev. Fin. Agy. Rev. 5.75% 9/1/2025	1,092,570
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037	1,037,230

			2,129,800

Total Value of Municipal Bonds (cost $24,936,415)		101.6%	26,357,135
Excess of Liabilities Over Other Assets		(1.6)	(404,175)

Net Assets		100.0%	$25,952,960

*	Interest rate is determined and reset quarterly by the issuer and is the rate in effect at
December 31, 2009.

32	See notes to financial statements

Fund Expenses (unaudited)
MICHIGAN TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/09)	(12/31/09)	(7/1/09–12/31/09)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,057.81	$5.19
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.17	$5.09

Expense Example – Class B Shares
Actual	$1,000.00	$1,054.19	$8.80
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.64	$8.64

*	Expenses are equal to the annualized expense ratio of 1.00% for Class A shares and 1.70% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2009, and are based on the total value of investments.

33

Cumulative Performance Information
MICHIGAN TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Michigan Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Michigan Tax Exempt Fund (Class A shares) beginning 12/31/99 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/09) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 4.01%, 2.13% and 4.08%, respectively, and the S.E.C. 30-Day Yield for December 2009 would have been 2.88%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 5.62%, 2.26% and 4.03%, respectively, and the S.E.C. 30-Day Yield for December 2009 would have been 2.35%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

34

Portfolio of Investments
MICHIGAN TAX EXEMPT FUND
December 31, 2009

Principal
Amount		Security	Value

		MUNICIPAL BONDS—98.5%
		Education—3.8%
$1,000	M	Ferris State University Revenue 5% 10/1/2028	$ 1,052,020

		General Obligations—36.6%
1,000	M	Allendale Public Sch. Dist. Series “A” 5.25% 5/1/2024	1,071,690
1,000	M	Bay City School District Bldg. & Site 5% 5/1/2025	1,046,120
1,000	M	Eaton Rapids Public Schools 5.25% 5/1/2022	1,073,530
1,000	M	Genesee County Sewer Disp. Sys. 5% 11/1/2025	1,066,230
660	M	Gull Lake Community School District Zero Coupon 5/1/2013	572,979
1,000	M	Jenison Public School District 5.5% 5/1/2018	1,072,420
1,000	M	Michigan State Series “A” 5% 11/1/2022	1,062,500
1,000	M	Montrose Township School District 6.2% 5/1/2017	1,170,780
1,000	M	Troy City School District 5% 5/1/2026	1,053,120
1,000	M	Wayne Charter County Capital Improvement 5% 2/1/2030	1,038,340

			10,227,709

		Health Care—12.1%
1,000	M	Kalamazoo Hosp. Fin. Auth. Rev. (Bronson Hosp.)
		5% 5/15/2026	1,019,130
		Michigan State Hospital Fin. Auth. Revenue:
250	M	Henry Ford Health 5.75% 11/15/2039	244,742
1,000	M	Trinity Health 6.25% 12/1/2028	1,101,080
1,000	M	Saginaw Hospital Fin. Auth. (Covenant Med. Ctr.) 5.625% 7/1/2013	1,007,190

			3,372,142

		Housing—3.7%
1,000	M	Michigan St. Hsg. Dev. Auth. Rental Hsg. Rev. 5.5% 10/1/2028	1,043,790

		Transportation—3.8%
1,000	M	Michigan State Grant Anticipation Rev. 5.25% 9/15/2024	1,069,130

		Utilities—34.7%
1,000	M	Detroit Sewer Disposal Revenue 7.5% 7/1/2033	1,188,900
		Detroit Water Supply System Revenue:
1,275	M	6.5% 7/1/2015	1,453,921
1,000	M	5.5% 7/1/2027	1,066,350
1,000	M	Grand Rapids Water Supply 5% 1/1/2029	1,050,260
1,000	M	Michigan Municipal Bond Auth. Revenue 5% 10/1/2029	1,065,870
		Michigan State Strategic Fund (Detroit Edison Co.):
1,000	M	6.95% 5/1/2011	1,064,520
1,000	M	7% 5/1/2021	1,182,790

35

Portfolio of Investments (continued)
MICHIGAN TAX EXEMPT FUND
December 31, 2009

Principal
Amount		Security	Value

		Utilities (continued)
$ 500	M	Monroe County Economic Dev. Corp. (Detroit Edison Co.)
		6.95% 9/1/2022	$ 581,410
1,000	M	Wyandotte Electric Rev. 5.25% 10/1/2028	1,056,170

			9,710,191

		Other Revenue—3.8%
1,000	M	Michigan St. Building Auth. Revenue 5.25% 10/15/2025	1,058,130

Total Value of Municipal Bonds (cost $25,847,297)		98.5%	27,533,112
Other Assets, Less Liabilities		1.5	431,909

Net Assets		100.0%	$27,965,021

36	See notes to financial statements

Fund Expenses (unaudited)
MINNESOTA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/09)	(12/31/09)	(7/1/09–12/31/09)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,045.96	$5.36
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.97	$5.30

Expense Example – Class B Shares
Actual	$1,000.00	$1,041.61	$8.95
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.44	$8.84

*	Expenses are equal to the annualized expense ratio of 1.04% for Class A shares and 1.74% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2009, and are based on the total value of investments.

37

Cumulative Performance Information
MINNESOTA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Minnesota Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Minnesota Tax Exempt Fund (Class A shares) beginning 12/31/99 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/09) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 3.77%, 2.33% and 4.20%, respectively, and the S.E.C. 30-Day Yield for December 2009 would have been 2.14%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 5.26%, 2.42% and 4.17%, respectively, and the S.E.C. 30-Day Yield for December 2009 would have been 1.56%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

38

Portfolio of Investments
MINNESOTA TAX EXEMPT FUND
December 31, 2009

Principal
Amount		Security	Value

		MUNICIPAL BONDS—98.6%
		Certificates of Participation—1.2%
$ 250	M	Minnetonka Indpt. Sch. Dist. #276, 5% 3/1/2029	$ 261,970

		Education—9.4%
		Minnesota State Higher Ed. Facs. Auth. Revenue:
500	M	Carleton College 5% 1/1/2028	531,130
		University of St. Thomas:
500	M	5.25% 4/1/2039	509,280
500	M	5% 10/1/2039	500,190
400	M	University of Minnesota 5.75% 7/1/2017	470,920

			2,011,520

		General Obligations—42.3%
500	M	Crow Wing County Jail Series “B” 5% 2/1/2021	529,025
500	M	Dakota Cnty. Cmnty. Dev. Agy. 5% 1/1/2026	533,460
200	M	Delano Ind. School District #879, 5.6% 2/1/2015	209,760
		Eagan Recreational Facilities Series “A”:
450	M	5% 2/1/2015	486,054
250	M	5% 2/1/2016	270,030
700	M	Fairmont Ind. Sch. Dist. #2752, 5% 2/1/2026	775,047
500	M	Fergus Falls Ind. Sch. Dist. #544, 5% 1/1/2024	552,125
500	M	Hennepin County Series “D” 5% 12/1/2025	549,475
1,000	M	Kasson & Mantorville Ind. Sch. Dist. #204, 5% 2/1/2024	1,090,770
260	M	Mahtomedi Ind. School District #832, 5% 2/1/2017	280,831
1,000	M	Minneapolis Special School District #1, 5% 2/1/2020	1,073,750
500	M	Minnesota State 5% 6/1/2022	565,935
250	M	Minnesota State Highway 5% 8/1/2026	275,392
750	M	New Brighton Series “A” 5% 2/1/2032	790,875
500	M	Scott County 5% 12/1/2023	549,895
500	M	St. Louis County 5% 12/1/2023	552,800

			9,085,224

		Health Care—16.9%
		Minneapolis Health Care Sys. Rev. (Fairview Health Services):
500	M	5.5% 5/15/2017	520,645
500	M	6.5% 11/15/2038	558,495
750	M	Minnesota Agriculture & Econ. Dev. Brd. Rev. Essentia Hlth.
		5% 2/15/2037	763,995

39

Portfolio of Investments (continued)
MINNESOTA TAX EXEMPT FUND
December 31, 2009

Principal
Amount		Security	Value

		Health Care (continued)
		St. Cloud Health Care Revenue:
$ 500	M	Centracare Hlth. Sys. Proj. 5.375% 5/1/2031	$ 518,345
500	M	St. Cloud Hospital 5.8% 5/1/2016	511,525
750	M	St. Paul Hsg. & Redev. Auth. (Allina Health Sys.)
		5.25% 11/15/2029	752,243

			3,625,248

		Housing—6.7%
		Minnesota State Housing Finance Agency:
250	M	Multi-Family Hsg. 5.05% 7/1/2034	251,312
745	M	Single-Family Hsg. Rev. 5.9% 7/1/2028	777,087
400	M	Minnetonka Multi-Family Housing Rev. (Cedar Hills Proj.)
		5.9% 10/20/2019	407,852

			1,436,251

		Transportation—2.3%
500	M	Minneapolis & St. Paul Met. Arpts. Comm. Arprt. Rev.
		5% 1/1/2028	504,985

		Utilities—11.3%
		Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue:
500	M	5% 1/1/2021	537,845
500	M	5% 1/1/2026	524,170
500	M	Southern Minnesota Municipal Pwr. Agy. Supply Sys. Rev.
		5.25% 1/1/2030	527,125
		Western Minnesota Municipal Power Agency:
325	M	5.5% 1/1/2011	326,294
500	M	5.5% 1/1/2015	520,850

			2,436,284

		Other Revenue—8.5%
700	M	Blue Earth Cnty. Econ. Dev. Lease Rev. 5% 12/1/2027	731,605
1,000	M	Minnesota State 911 Rev. 5% 6/1/2024	1,084,370

			1,815,975

Total Value of Municipal Bonds (cost $20,035,506)		98.6%	$21,177,457
Other Assets, Less Liabilities		1.4	308,968

Net Assets		100.0%	$21,486,425

40	See notes to financial statements

Fund Expenses (unaudited)
NEW JERSEY TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/09)	(12/31/09)	(7/1/09–12/31/09)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,059.46	$4.98
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.37	$4.89

Expense Example – Class B Shares
Actual	$1,000.00	$1,055.83	$8.60
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.84	$8.44

*	Expenses are equal to the annualized expense ratio of .96% for Class A shares and 1.66% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2009, and are based on the total value of investments.

41

Cumulative Performance Information
NEW JERSEY TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors New Jersey Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors New Jersey Tax Exempt Fund (Class A shares) beginning 12/31/99 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/09) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 6.11%, 2.66% and 4.32%, respectively, and the S.E.C. 30-Day Yield for December 2009 would have been 2.84%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 7.87%, 2.79% and 4.29%, respectively, and the S.E.C. 30-Day Yield for December 2009 would have been 2.32%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

42

Portfolio of Investments
NEW JERSEY TAX EXEMPT FUND
December 31, 2009

Principal
Amount		Security	Value

		MUNICIPAL BONDS—98.2%
		Certificates of Participation—3.8%
		New Jersey State Equip. Lease Purchase Revenue:
$1,000	M	5.25% 6/15/2027	$ 1,043,900
1,000	M	5.25% 6/15/2028	1,038,480

			2,082,380

		Education—13.9%
		New Jersey Economic Dev. Auth. Revenue:
1,000	M	5.5% 9/1/2025	1,172,410
1,000	M	5.5% 12/15/2029	1,087,540
		New Jersey Educational Facilities Auth. Revenue:
1,000	M	College of New Jersey 5% 7/1/2035	1,032,140
1,000	M	New Jersey City Univ. Series “E” 5% 7/1/2028	1,047,220
		Rowan University:
1,000M	M	5% 7/1/2025	1,081,570
1,000	M	5% 7/1/2026	1,078,180
1,000	M	New Jersey State Higher Education Assistance Auth. Loan Rev.
		5.625% 6/1/2030	1,054,890

			7,553,950

		General Obligations—9.8%
1,750	M	Atlantic City Board of Education 6.1% 12/1/2015	2,124,815
1,000	M	Bayonne 5.25% 7/1/2027	1,071,040
1,000	M	Jersey City 5% 1/15/2026	1,080,730
1,000	M	Puerto Rico Commonwealth 6% 7/1/2028	1,034,270

			5,310,855

		Health Care—15.2%
		New Jersey State Health Care Facs. Fing. Authority Revenue:
1,500	M	General Hospital Center at Passaic 6% 7/1/2014	1,714,245
2,000	M	Hackensack Univ. Med. Ctr. 5.25% 1/1/2031	2,072,640
		Hospital Asset Transformation Program:
1,000	M	5% 10/1/2028	1,035,040
1,000	M	5.75% 10/1/2031	1,074,000
1,000	M	Meridian Health System Oblig. Group 5.625% 7/1/2014	1,012,000
300	M	Riverview Medical Center 6.25% 7/1/2011	325,392
1,000	M	Virtua Health 5.5% 7/1/2038	1,039,750

			8,273,067

43

Portfolio of Investments (continued)
NEW JERSEY TAX EXEMPT FUND
December 31, 2009

Principal
Amount		Security	Value

		Housing—10.9%
		New Jersey State Hsg. & Mtg. Fin. Agy. Revenue:
$2,485	M	Mtg. Rev. 6.375% 10/1/2028	$ 2,746,223
895	M	Multi-Family Hsg. 6.05% 11/1/2017	897,998
2,000	M	Newark Hsg. Auth. Rev. (South Ward Police Facility)
		6.75% 12/1/2038	2,259,240

			5,903,461

		Transportation—9.8%
1,000	M	Delaware River Port Auth. PA & NJ Rev. 5.75% 1/1/2022	1,003,600
		New Jersey St. Trans. Tr. Fd. Auth. Trans. Sys. Revenue:
1,000	M	5.5% 12/15/2020	1,137,980
1,000	M	5.5% 12/15/2038	1,076,070
1,000	M	New Jersey St. Turnpike Auth. Rev. 5% 1/1/2031	1,039,090
1,000	M	Port Authority of New York & New Jersey 5% 10/15/2035	1,056,200

			5,312,940

		Utilities—2.3%
1,250	M	Passaic Valley Sewer Comm. Series “E” 5.625% 12/1/2018	1,262,600

		Other Revenue—32.5%
2,500	M	Atlantic County Impt. Auth. Lux. Tax (Convention Ctr.)
		7.4% 7/1/2016	3,023,675
1,000	M	Cape May County Bridge Commission 5% 6/1/2032	1,042,200
1,665	M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021	2,017,897
1,500	M	Cumberland County Impt. Auth. Rev. 5.125% 1/1/2025	1,627,875
1,000	M	Essex County Impt. Auth. Rev. 5.5% 10/1/2027	1,151,910
1,000	M	Garden St. Preservation Tr. Open Space & Farmland
		5.75% 11/1/2028	1,276,220
1,000	M	Hudson County Impt. Auth. Lease Rev. 5% 4/1/2027	1,070,780
1,000	M	Hudson County Impt. Auth. Pkg. Rev. 5.125% 1/1/2034	1,058,740
1,000	M	Middlesex County Impt. Auth. Lease Rev. 5% 12/15/2025	1,108,770
1,000	M	New Jersey Environmental Infrastructure Tr. Rev. 5% 9/1/2027	1,106,130
2,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037	2,074,460
1,000	M	Salem County Impt. Auth. Rev. 5.25% 8/15/2032	1,064,340

			17,622,997

Total Value of Municipal Bonds (cost $49,350,431)		98.2%	53,322,250
Other Assets, Less Liabilities		1.8	996,263

Net Assets		100.0%	$54,318,513

44	See notes to financial statements

Fund Expenses (unaudited)
NEW YORK TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/09)	(12/31/09)	(7/1/09–12/31/09)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,057.64	$4.82
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.52	$4.74

Expense Example – Class B Shares
Actual	$1,000.00	$1,053.91	$8.44
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.99	$8.29

*	Expenses are equal to the annualized expense ratio of .93% for Class A shares and 1.63% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2009, and are based on the total value of investments.

45

Cumulative Performance Information
NEW YORK TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors New York Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors New York Tax Exempt Fund (Class A shares) beginning 12/31/99 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/09) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 5.04%, 2.35% and 4.34%, respectively, and the S.E.C. 30-Day Yield for December 2009 would have been 2.99%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 6.66%, 2.47% and 4.31%, respectively, and the S.E.C. 30-Day Yield for December 2009 would have been 2.47%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

46

Portfolio of Investments
NEW YORK TAX EXEMPT FUND
December 31, 2009

Principal
Amount		Security	Value

		MUNICIPAL BONDS—98.4%
		Education—25.6%
$ 500	M	Albany Indl. Dev. Agy. Civic Fac. Rev. 5.5% 5/1/2032	$ 530,685
		New York State Dormitory Authority Revenue:
		Barnard College:
1,000	M	5% 7/1/2024	1,051,010
2,000	M	5% 7/1/2025	2,092,860
		City University:
3,955	M	5.75% 7/1/2013	4,231,416
3,000	M	6% 7/1/2020	3,496,620
2,350	M	Colgate University 6% 7/1/2021	2,782,494
2,000	M	Cornell University 5% 7/1/2029	2,179,060
1,000	M	Master Boces Program 5% 8/15/2028	1,043,420
		New York University:
1,610	M	6% 7/1/2018	1,897,900
2,000	M	5% 7/1/2034	2,067,240
		Personal Income Tax Revenue:
2,500	M	5% 3/15/2026	2,724,975
3,000	M	5.75% 3/15/2036	3,351,780
1,200	M	Pratt Institute 5% 7/1/2034	1,230,108
		School Districts Financing Program:
1,000	M	Albany 5% 10/1/2031	1,043,860
3,400	M	Croton Hudson 5.625% 10/1/2029	3,690,564
1,000	M	Williamsville 5.25% 4/1/2021	1,034,900
		Special Act School Districts Program:
1,375	M	6% 7/1/2012	1,394,181
1,460	M	6% 7/1/2013	1,480,367
1,500	M	State University 5.25% 5/15/2021	1,685,235

			39,008,675

		General Obligations—15.8%
		Buffalo:
		School District Series “B”:
1,000	M	5.375% 11/15/2016	1,057,080
2,000	M	5.375% 11/15/2017	2,101,040
2,620	M	5.375% 11/15/2019	2,734,782
1,000	M	School District Series “D” 5.5% 12/15/2015	1,049,590
1,000	M	Monroe County 5% 6/1/2029	1,029,480
4,465	M	Nassau County 5% 10/1/2029	4,788,713
2,000	M	New York City Series “E” 5.75% 8/1/2018	2,105,500
1,540	M	Niagara Falls Public Improvement 7.5% 3/1/2015	1,864,139
1,395	M	North Syracuse Central School Dist. Series “A” 5% 6/15/2018	1,502,485

47

Portfolio of Investments (continued)
NEW YORK TAX EXEMPT FUND
December 31, 2009

Principal
Amount		Security	Value

		General Obligations (continued)
$1,000	M	Puerto Rico Commonwealth 5.25% 7/1/2030	$ 1,029,920
1,000	M	Red Hook Central School Dist. 5.125% 6/15/2017	1,087,570
		Yonkers Series “A”:
1,000	M	5.125% 7/1/2016	1,025,910
1,110	M	5.25% 7/1/2017	1,135,430
1,480	M	5.25% 7/1/2018	1,505,826

			24,017,465

		Health Care—3.2%
		New York State Dormitory Authority Revenue:
1,000	M	Mental Health Services 5% 2/15/2033	1,036,010
2,000	M	New York-Presbyterian Hospital 5.25% 2/15/2024	2,095,680
500	M	NYSARC 6% 7/1/2036	522,825
1,220	M	United Cerebral Palsy 5.125% 7/1/2021	1,233,225

			4,887,740

		Housing—4.5%
1,000	M	New York City Hsg. Dev. Corp. Cap. Funding Prog. 5% 7/1/2025	1,036,940
1,160	M	New York State Hsg. Fin. Agy. Rev. 6.05% 5/1/2011	1,165,046
		New York State Mtg. Agy. Mtg. Revenue:
1,750	M	5.5% 10/1/2028	1,841,910
2,500	M	6.5% 10/1/2028	2,780,125

			6,824,021

		Transportation—18.0%
		Metropolitan Transit Authority of New York:
1,000	M	Dedicated Tax Rev. 5% 11/15/2031	1,035,200
5,000	M	Highway Rev. Tolls 5.25% 11/15/2022	5,303,500
2,500	M	Transit Rev. 5% 11/15/2020	2,604,175
		New York State Thruway Authority:
5,000	M	General Revenue 5% 1/1/2026	5,232,100
3,110	M	Highway & Bridge Tr. Fd. Auth. 5% 4/1/2027	3,308,358
5,000	M	Port Authority of New York & New Jersey 5% 8/15/2029	5,322,100
4,395	M	Triborough Bridge & Tunnel Auth. Series “Y” 6% 1/1/2012	4,636,110

			27,441,543

48

Principal
Amount		Security	Value

		Utilities—14.9%
$5,000	M	Long Island Power Auth. Elec. Rev. 5.5% 5/1/2033	$ 5,451,350
3,000	M	Nassau Cnty. Swr. & Storm Wtr. Fin. Auth. 5.375% 11/1/2028	3,337,290
		New York City Municipal Water Fin. Auth. Revenue:
2,750	M	6% 6/15/2021	3,390,695
1,750	M	4.75% 6/15/2030	1,786,312
1,000	M	5% 6/15/2035	1,043,620
5,000	M	Suffolk County Water Auth. Rev. 6% 6/1/2017	5,983,650
1,500	M	Upper Mohawk Valley Regl. Fin. Auth. 6.25% 4/1/2029	1,714,665

			22,707,582

		Other Revenue—16.4%
5,000	M	Erie Cnty. Indl. Dev. Agy. 5.75% 5/1/2026	5,497,700
5,000	M	JPMorgan Chase Putters 7.367% 12/15/2024*	5,824,600
		New York City Indl. Dev. Agy. Revenue:
1,250	M	Queens Baseball Stadium Pilot 6.125% 1/1/2029	1,408,625
1,000	M	Yankee Stadium Pilot 7% 3/1/2049	1,152,780
		New York State Dorm. Auth. Revenue:
5,520	M	Albany Public Library 5% 7/1/2030	5,523,422
2,500	M	Court Facs. Lease 5.5% 5/15/2027	2,767,000
610	M	Judicial Facs. Lease 7.375% 7/1/2016	732,537
2,000	M	New York State Urban Corp. Dev. Corp. Rev.
		Personal Income Tax 5% 12/15/2027	2,156,280

			25,062,944

Total Value of Municipal Bonds (cost $139,317,890)		98.4%	149,949,970
Other Assets, Less Liabilities		1.6	2,373,036

Net Assets		100.0%	$152,323,006

*	Inverse floating rate security (see Note 1F). Interest rate is determined and reset periodically and is the rate in effect at December 31, 2009.

See notes to financial statements	49

Fund Expenses (unaudited)
NORTH CAROLINA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/09)	(12/31/09)	(7/1/09–12/31/09)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,065.02	$5.20
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.17	$5.09

Expense Example – Class B Shares
Actual	$1,000.00	$1,062.02	$8.84
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.64	$8.64

*	Expenses are equal to the annualized expense ratio of 1.00% for Class A shares and 1.70% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2009, and are based on the total value of investments.

50

Cumulative Performance Information
NORTH CAROLINA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors North Carolina Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors North Carolina Tax Exempt Fund (Class A shares) beginning 12/31/99 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/09) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 5.79%, 2.67% and 4.60%, respectively, and the S.E.C. 30-Day Yield for December 2009 would have been 2.96%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 7.48%, 2.79% and 4.57%, respectively, and the S.E.C. 30-Day Yield for December 2009 would have been 2.44%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

51

Portfolio of Investments
NORTH CAROLINA TAX EXEMPT FUND
December 31, 2009

Principal
Amount		Security	Value

		MUNICIPAL BONDS—97.8%
		Certificates of Participation—29.3%
		Cabarrus County:
$1,000	M	5.25% 6/1/2027	$ 1,067,910
1,000	M	5% 1/1/2029	1,038,920
400	M	Carteret County 5.625% 6/1/2020	410,568
1,000	M	Charlotte 5% 6/1/2029	1,062,460
1,000	M	Durham County 5% 6/1/2027	1,069,690
		Harnett County:
500	M	5.125% 12/1/2023	525,070
500	M	5% 6/1/2027	530,030
1,000	M	Monroe 5.5% 3/1/2034	1,046,060
1,000	M	Salisbury 5.625% 3/1/2026	1,100,240

			7,850,948

		Education—4.0%
1,000	M	University of North Carolina Sys. Pool Rev. 5% 10/1/2025	1,080,060

		General Obligations—5.1%
220	M	Laurinburg Sanitation Swr. 5.3% 6/1/2012	224,110
1,000	M	Lincoln County 5.5% 6/1/2027	1,134,930

			1,359,040

		Health Care—15.5%
1,000	M	Charlotte-Mecklenburg Hosp. Auth. 5.25% 1/15/2034	1,024,560
1,000	M	Nash Health Care Sys. Rev. 5.5% 11/1/2026	1,050,580
1,000	M	New Hanover Regional Medical Center 5% 10/1/2027	1,029,490
1,000	M	North Carolina Medical Care Community Health Care Facility Rev.
		Wakemed 5.625% 6/1/2027	1,045,380

			4,150,010

		Transportation—8.0%
1,000	M	Charlotte Airport Rev. Series “A” 5.25% 7/1/2023	1,074,870
1,000	M	North Carolina Tpk. Auth. Rev. 5.375% 1/1/2026	1,073,350

			2,148,220

		Utilities—26.0%
1,000	M	Brunswick County Enterprise Sys. Rev. 5.25% 4/1/2022	1,088,190
1,000	M	Cape Fear Pub. Util. Water & Sewer Sys. Rev. 5% 8/1/2035	1,051,600
1,000	M	Concord Utilities Sys. Rev. 5% 12/1/2027	1,068,930

52

Principal
Amount		Security	Value

		Utilities (continued)
$1,000	M	North Carolina Eastern Municipal Power Agency Rev.
		6% 1/1/2019	$ 1,112,120
1,000	M	Oak Island Enterprise Sys. Wastewater Rev. 6% 6/1/2034	1,082,920
500	M	Puerto Rico Aqueduct & Sewer Auth. Rev. 5% 7/1/2028	512,525
1,000	M	Winston-Salem Water & Sewer Sys. Rev. 5% 6/1/2039	1,058,860

			6,975,145

		Other Revenue—9.9%
1,000	M	North Carolina St. Cap. Impt. 5% 5/1/2028	1,097,210
500	M	Pitt County Ltd. Obligation Rev. 5% 4/1/2034	506,365
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037	1,037,230

			2,640,805

Total Value of Municipal Bonds (cost $24,594,950)		97.8%	26,204,228
Other Assets, Less Liabilities		2.2	592,806

Net Assets		100.0%	$26,797,034

See notes to financial statements	53

Fund Expenses (unaudited)
OHIO TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/09)	(12/31/09)	(7/1/09–12/31/09)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,049.55	$5.11
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.22	$5.04

Expense Example – Class B Shares
Actual	$1,000.00	$1,046.05	$8.72
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.69	$8.59

* Expenses are equal to the annualized expense ratio of .99% for Class A shares and 1.69% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2009, and are based on the total value of investments.

54

Cumulative Performance Information
OHIO TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Ohio Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Ohio Tax Exempt Fund (Class A shares) beginning 12/31/99 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/09) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 3.91%, 2.37% and 4.33%, respectively, and the S.E.C. 30-Day Yield for December 2009 would have been 3.24%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 5.51%, 2.50% and 4.30%, respectively, and the S.E.C. 30-Day Yield for December 2009 would have been 2.76%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

55

Portfolio of Investments
OHIO TAX EXEMPT FUND
December 31, 2009

Principal
Amount		Security	Value

		MUNICIPAL BONDS—99.3%
		Education—13.1%
$1,000	M	Cincinnati State Tech. & Cmnty. College Gen. Receipts
		5.25% 10/1/2020	$ 1,024,500
1,000	M	Cuyahoga Cmnty. College Dist. Gen. Receipts 5% 12/1/2022	1,024,950
1,000	M	Youngstown State University General Receipts 5.25% 12/15/2029	1,050,930

			3,100,380

		General Obligations—50.0%
1,000	M	Adams County Valley Local School District 7% 12/1/2015	1,151,850
500	M	Avon Local School District 6.5% 12/1/2015	598,405
1,000	M	Beavercreek County School District 5% 12/1/2029	1,064,060
1,000	M	Beavercreek Local School District 6.6% 12/1/2015	1,173,380
1,000	M	Cleveland Municipal School District 5.25% 12/1/2023	1,057,250
1,000	M	Franklin County 5% 12/1/2031	1,071,110
1,000	M	Greene County 5.25% 12/1/2030	1,059,700
655	M	Jefferson County Jail Construction 5.75% 12/1/2019	716,321
1,000	M	Ohio State Series “A” 5.375% 9/1/2028	1,108,530
		Richland County Correctional Facs. Improvement:
400	M	6% 12/1/2028	451,168
250	M	6.125% 12/1/2033	276,847
1,000	M	St. Marys City School District 5% 12/1/2025	1,062,820
1,000	M	Wapakoneta City School District 5% 12/1/2025	1,073,130

			11,864,571

		Health Care—18.2%
1,000	M	Franklin County Hosp. Rev. 5% 11/1/2034	998,520
250	M	Lorain County Hosp. Rev. (Catholic Healthcare Partners)
		5.5% 9/1/2011	250,765
1,000	M	Montgomery County Rev. 5.5% 5/1/2034	1,039,880
1,000	M	Ohio State Higher Edl. Fac. Rev. (Cleveland Clinic)
		5.25% 1/1/2033	1,022,940
1,000	M	Ross County Hosp. Rev. (Adena Heath Systems) 5.25% 12/1/2038	1,007,030

			4,319,135

		Housing—8.9%
		Ohio State Hsg. Fin. Agy. Residential Mtg. Revenue:
1,000	M	6.125% 9/1/2028	1,091,610
1,000	M	5.45% 9/1/2033	1,029,120

			2,120,730

56

Principal
Amount		Security	Value

		Utilities—4.4%
$ 500	M	American Mun. Pwr. Rev. (Prairie St. Energy Campus)
		5.375% 2/15/2028	$ 532,795
500	M	Mahoning Valley Sanitary District Water Rev. 5.75% 11/15/2018	506,760

			1,039,555

		Other Revenue—4.7%
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037	1,037,230
100	M	Virgin Islands Pub. Fin. Auth. Rev. 5% 10/1/2039	89,363

			1,126,593

Total Value of Municipal Bonds (cost $22,181,003)		99.3%	23,570,964
Other Assets, Less Liabilities		.7	170,221

Net Assets		100.0%	$23,741,185

See notes to financial statements	57

Fund Expenses (unaudited)
OREGON TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/09)	(12/31/09)	(7/1/09–12/31/09)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,055.56	$5.08
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.27	$4.99
Expense Example – Class B Shares
Actual	$1,000.00	$1,051.97	$8.69
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.74	$8.54

*	Expenses are equal to the annualized expense ratio of .98% for Class A shares and 1.68% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2009, and are based on the total value of investments.

58

Cumulative Performance Information
OREGON TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Oregon Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Oregon Tax Exempt Fund (Class A shares) beginning 12/31/99 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/09) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 6.32%, 2.65% and 4.33%, respectively, and the S.E.C. 30-Day Yield for December 2009 would have been 2.73%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 8.07%, 2.77% and 4.29%, respectively, and the S.E.C. 30-Day Yield for December 2009 would have been 2.20%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

59

Portfolio of Investments
OREGON TAX EXEMPT FUND
December 31, 2009

Principal
Amount		Security	Value

		MUNICIPAL BONDS—99.4%
		Certificates of Participation—6.5%
		Oregon State Dept. of Administrative Services:
$ 500	M	5.25% 5/1/2017	$ 532,685
1,000	M	5% 5/1/2026	1,068,760
1,000	M	5% 11/1/2030	1,022,770

			2,624,215

		General Obligations—52.9%
		Beaverton School District #48J:
750	M	5% 6/1/2031	807,428
1,500	M	5.125% 6/1/2036	1,602,975
1,000	M	Chemeketa Community College Dist. 5% 6/15/2025	1,098,200
1,000	M	Clackamas Community College Dist. 5% 5/1/2024	1,068,850
1,000	M	Clackamas County School Dist. #7J, 5.25% 6/1/2021	1,186,940
500	M	Clackamas & Washington Cntys. Sch. Dist. #3, 5% 6/15/2032	534,765
1,000	M	Deschutes & Jefferson Cntys. School Dist. #2J, 6% 6/15/2030	1,154,290
1,055	M	Gresham 5.375% 6/1/2017	1,153,716
		Jackson County School District #549C:
1,000	M	5% 12/15/2027	1,085,640
1,000	M	5% 6/15/2030	1,052,790
635	M	Jefferson County School District #509J, 5.25% 6/15/2019	686,448
245	M	La Grande 5.625% 6/1/2011	250,083
1,000	M	Linn Cnty School Dist. #55, 5.5% 6/15/2027	1,201,190
1,225	M	Newport Zero Coupon 6/1/2029	470,449
1,000	M	Oregon State Board of Higher Education Series “A”
		5% 8/1/2029	1,053,400
1,000	M	Polk Marion & Benton Cntys. School District #13J,
		5% 6/15/2027	1,081,340
500	M	Redmond Terminal Expansion Project 5% 6/1/2034	493,040
1,000	M	Salem 5% 6/1/2028	1,075,350
1,500	M	Tillamook & Yamhill Counties School District #101,
		5% 6/15/2025	1,604,685
1,000	M	Washington County GO 5% 7/1/2044	1,022,780
600	M	Washington and Clackamas Counties School District #23 (Tigard)
		5.25% 6/1/2016	699,648
1,000	M	Yamhill County School Dist #40, 5% 6/15/2023	1,074,970

			21,458,977

60

Principal
Amount		Security	Value

		Health Care—5.0%
$1,000	M	Deschutes County Hosp. Facs. Rev. 5.375% 1/1/2035	$ 1,019,200
		Oregon State Facs. Auth. Revenue:
500	M	Legacy Health 5% 3/15/2030 (when-issued)	498,700
500	M	Peacehealth 5% 11/1/2039	497,660

			2,015,560

		Housing—2.5%
975	M	Oregon State Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. 5.35% 7/1/2030	1,007,009

		Transportation—6.4%
1,000	M	Oregon State Department Trans. Hwy. User Tax Rev.
		5% 11/15/2028	1,076,010
1,000	M	Port Portland Airport Rev. 5% 7/1/2029	1,046,500
500	M	Redmond Airport Rev. 6% 6/1/2034	495,540

			2,618,050

		Utilities—14.8%
750	M	Lane Cnty. Met. Wastewater 5.25% 11/1/2028	806,430
		Portland Sewer System Revenue:
1,000	M	4.75% 6/15/2025	1,062,190
1,000	M	5% 6/15/2027	1,064,280
1,000	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev.
		5% 7/1/2028	1,025,050
1,000	M	Puerto Rico Elec. Power Auth. Rev. 5.25% 7/1/2029	1,013,450
1,000	M	Sunrise Water Authority Water Rev. 5.25% 3/1/2024	1,040,700

			6,012,100

		Other Revenue—11.3%
1,000	M	Oregon State Admin. Svcs. Lottery Rev. 5% 4/1/2026	1,092,760
405		Portland Urban Renewal & Redev. (Oregon Conv. Ctr.)
		5.5% 6/15/2020	415,032
		Puerto Rico Pub. Bldgs. Auth. Revenue:
500	M	Electric Rev. 6% 7/1/2028	513,040
1,000	M	Govt. Facs. Rev. 5.25% 7/1/2027	1,030,550
1,500	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037	1,555,845

			4,607,227

Total Value of Municipal Bonds (cost $38,024,877)		99.4%	40,343,138
Other Assets, Less Liabilities		.6	251,820

Net Assets		100.0%	$40,594,958

See notes to financial statements	61

Fund Expenses (unaudited)
PENNSYLVANIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/09)	(12/31/09)	(7/1/09–12/31/09)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,047.81	$5.06
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.27	$4.99

Expense Example – Class B Shares
Actual	$1,000.00	$1,043.53	$8.65
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.74	$8.54

*	Expenses are equal to the annualized expense ratio of .98% for Class A shares and 1.68% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2009, and are based on the total value of investments.

62

Cumulative Performance Information
PENNSYLVANIA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Pennsylvania Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Pennsylvania Tax Exempt Fund (Class A shares) beginning 12/31/99 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/09) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 4.05%, 2.57% and 4.43%, respectively, and the S.E.C. 30-Day Yield for December 2009 would have been 2.65%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 5.60%, 2.68% and 4.40%, respectively, and the S.E.C. 30-Day Yield for December 2009 would have been 2.11%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

63

Portfolio of Investments
PENNSYLVANIA TAX EXEMPT FUND
December 31, 2009

Principal
Amount		Security	Value

		MUNICIPAL BONDS—101.4%
		Education—9.7%
$ 500	M	Delaware Cnty. Auth. Rev. (Villanova University)
		5.25% 12/1/2031(when-issued)	$ 524,005
1,000	M	Lycoming Cnty. Auth. Rev. (Pennsylvania College of Tech.)
		5.5% 10/1/2032	1,047,140
1,000	M	Northampton Cnty. Auth. Rev. (Lehigh University)
		5.5% 11/15/2033	1,083,680
1,410	M	Pennsylvania State Higher Educ. Facs. Series “S”
		5.5% 6/15/2010*	1,443,713

			4,098,538

		General Obligations—42.9%
1,000	M	Beaver County 5.55% 11/15/2031	1,072,190
1,000	M	Bedford County 5% 9/1/2028	1,028,730
500	M	Bethel Park School District 5.1% 8/1/2033	511,780
1,000	M	Bethlehem Area School District 5.25% 1/15/2026 (when-issued)	1,058,370
1,000	M	Boyertown Area School District 5% 10/1/2023	1,055,500
1,000	M	Centennial Bucks County School District Series “B”
		5.125% 12/15/2032	1,041,140
1,000	M	Daniel Boone Area School District 5% 8/15/2029	1,049,200
1,000	M	East Stroudsburg Area School District 5% 9/1/2029	1,050,530
1,000	M	Easton Area School District 5.2% 4/1/2028	1,071,930
1,000	M	Methacton School District 6.375% 3/1/2024	1,179,810
1,065	M	Mifflin County 5.5% 9/1/2020	1,122,712
1,000	M	Philadelphia School District 6% 9/1/2038	1,071,740
1,000	M	Philadelphia Series “B” 7% 7/15/2028	1,153,690
940	M	Pittsburgh Series “A” 5.5% 9/1/2014	1,018,434
500	M	Pocono Mountain School District 5% 3/1/2032	506,185
1,000	M	Reading 6.25% 11/1/2033	1,098,790
1,000	M	Scranton School District Series “A” 5% 7/15/2027	1,054,780
1,000	M	West Mifflin Area School District 5.375% 4/1/2028	1,086,750

			18,232,261

		Health Care—12.2%
855	M	Berks County Municipal Auth. Hosp. (Reading Hosp. Med. Ctr.)
		5.7% 10/1/2014	939,004
1,000	M	Geisinger Auth. Hlth. Systems Rev. Series “A” 5.125% 6/1/2034	1,019,790

64

Principal
Amount		Security	Value

		Health Care (continued)
		Pennsylvania State Higher Educ. Facs. Auth. Hlth. Services:
$1,000	M	Allegheny Delaware 5.7% 11/15/2011 †	$ 984,470
1,000	M	University of Pa. Health Sys. 5.5% 8/15/2018	1,139,880
1,000	M	Southcentral Gen. Auth. Rev. (Wellspan Health Oblig.) 6% 6/1/2025	1,104,090

			5,187,234

		Housing—2.5%
1,000	M	Pennsylvania State Hsg. Fin. Agy. Mtg. Rev. 5.4% 10/1/2033	1,037,720

		Transportation—11.8%
1,500	M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2020	1,539,735
		Pennsylvania State Turnpike Comm. Tpk. Revenue:
1,000	M	6% 6/1/2028	1,111,490
1,000	M	5% 6/1/2029	1,033,340
1,250	M	Philadelphia Airport Rev. Series “A” 5.375% 6/15/2029	1,319,412

			5,003,977

		Utilities—12.6%
1,000	M	Commonwealth Financing Auth. Rev. 5% 6/1/2031	1,038,000
1,000	M	Erie Water Auth. Rev. 5% 12/1/2031	1,039,610
500	M	Philadelphia Water & Wastewater Rev. 5% 1/1/2027	509,800
2,500	M	Pittsburgh Water & Sewer Auth. Rev. 6.5% 9/1/2013	2,769,900

			5,357,310

		Other Revenue—9.7%
		Philadelphia Redev. Neighborhood Transformation Series “A”:
1,000	M	5.5% 4/15/2016	1,046,440
1,000	M	5.5% 4/15/2019	1,031,040
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037	1,037,230
1,000	M	Washington County Indl. Dev. Auth. (West Penn Pwr. Co.)
		6.05% 4/1/2014	1,001,280

			4,115,990

Total Value of Municipal Bonds (cost $40,531,197)		101.4%	43,033,030
Excess of Liabilities Over Other Assets		(1.4)	(573,777)

Net Assets		100.0%	$42,459,253

*	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
†	Payments of principal and interest are being made by Municipal Bond Investors Assurance
Insurance Corporation, the provider of the credit support.

See notes to financial statements	65

Fund Expenses (unaudited)
VIRGINIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/09)	(12/31/09)	(7/1/09–12/31/09)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,053.00	$5.07
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.27	$4.99

Expense Example – Class B Shares
Actual	$1,000.00	$1,049.51	$8.68
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.74	$8.54

*	Expenses are equal to the annualized expense ratio of .98% for Class A shares and 1.68% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2009, and are based on the total value of investments.

66

Cumulative Performance Information
VIRGINIA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Virginia Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Virginia Tax Exempt Fund (Class A shares) beginning 12/31/99 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/09) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 4.02%, 2.27% and 4.26%, respectively, and the S.E.C. 30-Day Yield for December 2009 would have been 2.60%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 5.52%, 2.39% and 4.22%, respectively, and the S.E.C. 30-Day Yield for December 2009 would have been 2.07%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

67

Portfolio of Investments
VIRGINIA TAX EXEMPT FUND
December 31, 2009

Principal
Amount		Security	Value

		MUNICIPAL BONDS—97.0%
		Education—6.1%
$1,000	M	University of Virginia University Revs. 5% 6/1/2037	$ 1,042,050
1,000	M	Virginia St. Public School Authority Rev. 5% 8/1/2026	1,081,080

			2,123,130

		General Obligations—19.3%
1,000	M	Danville 5% 8/1/2029	1,033,810
1,065	M	Harrisonburg Public Safety & Steam Plant Series “A”
		5% 7/15/2020	1,110,976
1,000	M	Hopewell 5.875% 7/15/2034	1,062,600
		Richmond:
1,000	M	5.5% 1/15/2017	1,060,860
225	M	5% 7/15/2028	245,772
1,000	M	Roanoke Public Impt. Series “A” 5.25% 10/1/2020	1,105,700
1,000	M	Waynesboro 5% 1/15/2034	1,025,610

			6,645,328

		Health Care—11.9%
		Fairfax Cnty. Indl. Dev. Auth. (Inova Health Sys.) Revenue:
250	M	5% 5/15/2025	262,582
1,000	M	5.25% 5/15/2026	1,074,190
		Roanoke Industrial Development Authority:
1,000	M	Carilion Health Sys. Series “A” 5.5% 7/1/2021	1,035,830
1,000	M	Roanoke Memorial Hosp. Proj. 6.125% 7/1/2017	1,198,530
530	M	Winchester IDA Hosp. Rev. 5.625% 1/1/2044	539,169

			4,110,301

		Housing—4.6%
		Virginia State Housing Development Authority:
500	M	Rental Hsg. Rev. 5% 12/1/2039	501,470
1,000	M	SFM Mtg. Rev. 6% 7/1/2025	1,088,040

			1,589,510

		Transportation—12.4%
1,000	M	Capital Regional Airport Rev. 5% 7/1/2024	1,074,440
1,000	M	Metropolitan Washington DC Airport Auth. Sys. Rev.
		5% 10/1/2026	1,069,180
1,000	M	Norfolk Airport Auth. 5.375% 7/1/2015	1,039,760
1,000	M	Washington D.C. Met. Area Trans. Auth. Rev. 5.25% 7/1/2029	1,081,560

			4,264,940

68

Principal
Amount		Security		Value

		Utilities—19.1%
$1,000	M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 4/1/2033		$ 1,062,760
1,000	M	Norfolk Water Rev. 5.875% 11/1/2015		1,004,240
500	M	Powhatan Cnty. Econ. Dev. Auth. Lease Rev. 5.125% 7/15/2018		517,095
750	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev.
		5% 7/1/2028		768,788
1,000	M	Upper Occoquan Sewer Auth. Rev. 5% 7/1/2024		1,077,310
		Virginia St. Res. Auth. Infrastructure Revenue:
1,010	M	5% 11/1/2029		1,099,537
1,000	M	5% 11/1/2033		1,071,820

				6,601,550

		Other Revenue—23.6%
1,000	M	Bedford County Econ. Dev. Auth. Lease Rev. 5.25% 5/1/2031		1,034,740
500	M	Fairfax Cnty. Redev. & Hsg. Auth. Rev. 5% 10/1/2039		519,720
300	M	Montgomery County Indl. Dev. Auth. Series “C” 6% 1/15/2011*		320,433
1,000	M	New Kent Cnty. Economic Dev. Auth. Lease Rev. 5% 2/1/2024		1,064,170
1,000	M	Patrick County Economic Dev. Auth. Lease Rev. 5.25% 3/1/2039		1,041,010
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		1,037,230
1,000	M	Roanoke Cnty. Econ. Dev. Auth. Lease Rev. 5% 10/15/2027		1,068,080
1,000	M	Southwest Regional Jail Authority Rev. 5.125% 9/1/2021		1,011,410
1,000	M	Stafford County Indl. Dev. Authority Rev. 5.25% 8/1/2031		1,030,790

				8,127,583

Total Value of Municipal Bonds (cost $31,712,452)				33,462,342

		SHORT-TERM TAX EXEMPT INVESTMENTS—.9%
300	M	Virginia Small Business Fin. Auth.
		Adjustable Rate Note .26%** (cost $300,000)		300,000

Total Value of Municipal Investments (cost $32,012,452)		97.9%		33,762,342
Other Assets, Less Liabilities		2.1		734,057

Net Assets		100.0%	%	$34,496,399

*	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
**	Interest rate is determined and reset periodically by the issuer and is the rate in effect at December 31, 2009.

See notes to financial statements	69

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2009

				SINGLE STATE TAX EXEMPT FUND

	TAX EXEMPT	TAX EXEMPT II	CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA
Assets
Investments in securities:
At identified cost	$660,010,059	$175,210,475	$28,847,400	$35,827,309	$24,936,415	$25,847,297	$20,035,506

At value (Note 1A)	$715,968,359	$185,489,874	$30,529,628	$37,682,146	$26,357,135	$27,533,112	$21,177,457
Cash	540,540	296,978	—	—	162,539	92,505	—
Receivables:
Interest	11,801,932	2,487,745	574,544	664,218	397,468	385,531	326,700
Investment securities sold	—	297,354	—	—	—	—	—
Shares sold	195,286	227,688	10,215	45,791	67,702	3,352	17,737
Other assets	103,211	22,053	4,149	5,325	3,533	4,076	2,824

Total Assets	728,609,328	188,821,692	31,118,536	38,397,480	26,988,377	28,018,576	21,524,718

Liabilities
Cash overdraft	—	—	3,157	472,845	—	—	2,548
Payables:
Investment securities purchased	4,944,250	5,241,172	—	—	988,850	—	—
Dividends payable	623,851	134,105	30,569	28,116	21,272	26,829	14,464
Shares redeemed	1,519,912	73,195	761,898	80,748	—	—	—
Accrued advisory fees	—	—	14,071	17,007	11,640	12,666	9,690
Accrued shareholder servicing costs	34,765	10,512	1,340	1,444	1,287	1,387	840
Accrued expenses	68,878	22,242	12,827	11,257	12,368	12,673	10,751

Total Liabilities	7,191,656	5,481,226	823,862	611,417	1,035,417	53,555	38,293

Net Assets	$721,417,672	$183,340,466	$30,294,674	$37,786,063	$25,952,960	$27,965,021	$21,486,425

Net Assets Consist of:
Capital paid in	$664,911,581	$172,799,089	$28,626,461	$35,992,996	$24,746,734	$26,291,742	$20,422,336
Undistributed net investment income	567,793	268,965	25,583	38,747	33,501	25,870	23,994
Accumulated net realized loss on investments	(20,002)	(6,987)	(39,598)	(100,517)	(247,995)	(38,406)	(101,856)
Net unrealized appreciation in value of investments	55,958,300	10,279,399	1,682,228	1,854,837	1,420,720	1,685,815	1,141,951

Total	$721,417,672	$183,340,466	$30,294,674	$37,786,063	$25,952,960	$27,965,021	$21,486,425

Net Assets:
Class A	$715,079,362	$174,904,858	$29,205,715	$36,228,675	$24,776,430	$27,142,067	$21,210,652
Class B	$6,338,310	$8,435,608	$1,088,959	$1,557,388	$1,176,530	$822,954	$275,773
Shares of beneficial interest outstanding (Note 2):
Class A	73,003,834	10,961,453	2,413,427	2,706,253	2,118,224	2,239,247	1,759,399
Class B	648,045	528,570	89,920	116,497	100,513	67,943	22,859
Net asset value and redemption price
per share – Class A	$9.80	$15.96	$12.10	$13.39	$11.70	$2.12	$12.06

Maximum offering price per share – Class A
(Net asset value/.9425)*	$10.40	$16.93	$12.84	$14.21	$12.41	$12.86	$12.80

Net asset value and offering price per share – Class B
(Note 2)	$9.78	$15.96	$12.11	$13.37	$11.71	$12.11	$12.06

*On purchases of $100,000 or more, the sales charge is reduced.

70	See notes to financial statements	71

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2009

			SINGLE STATE TAX EXEMPT FUND

	NEW JERSEY	NEW YORK	NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA
Assets
Investments in securities:
At identified cost	$49,350,431	$139,317,890	$24,594,950	$22,181,003	$38,024,877	$40,531,197	$32,012,452

At value (Note 1A)	$53,322,250	$149,949,970	$26,204,228	$23,570,964	$40,343,138	$43,033,030	$33,762,342
Cash	223,792	256,139	289,352	120,973	402,020	528,758	246,606
Receivables:
Interest	857,506	2,311,991	330,510	212,748	416,510	535,840	595,066
Shares sold	1,918	90,136	961	—	4,533	6,481	40,265
Other assets	7,528	20,691	3,619	3,410	5,570	5,615	4,827

Total Assets	54,412,994	152,628,927	26,828,670	23,908,095	41,171,771	44,109,724	34,649,106

Liabilities
Payables:
Investment securities purchased	—	—	—	—	487,560	1,575,375	—
Distributions payable	51,562	138,219	19,931	27,663	20,895	52,322	39,980
Shares redeemed	1,205	69,183	—	115,284	52,120	10,420	84,135
Accrued advisory fees	24,404	68,610	—	10,737	—	—	15,448
Accrued shareholder servicing costs	2,362	6,955	93	1,087	2,226	1,713	1,508
Accrued expenses	14,948	22,954	11,612	12,139	14,012	10,641	11,636

Total Liabilities	94,481	305,921	31,636	166,910	576,813	1,650,471	152,707

Net Assets	$54,318,513	$152,323,006	$26,797,034	$23,741,185	$40,594,958	$42,459,253	$34,496,399

Net Assets Consist of:
Capital paid in	$50,383,308	$142,574,238	$25,267,100	$22,339,237	$38,283,468	$39,912,857	$33,077,087
Undistributed net investment income	77,888	163,215	28,521	11,987	29,621	80,310	24,201
Accumulated net realized loss on investments	(114,502)	(1,046,527)	(107,865)	—	(36,392)	(35,747)	(354,779)
Net unrealized appreciation in value of investments	3,971,819	10,632,080	1,609,278	1,389,961	2,318,261	2,501,833	1,749,890

Total	$54,318,513	$152,323,006	$26,797,034	$23,741,185	$40,594,958	$42,459,253	$34,496,399

Net Assets:
Class A	$52,591,657	$149,940,972	$24,579,617	$22,634,969	$39,182,340	$41,045,938	$33,320,649
Class B	$1,726,856	$2,382,034	$2,217,417	$1,106,216	$1,412,618	$1,413,315	$1,175,750
Shares of beneficial interest outstanding (Note 2):
Class A	4,038,302	10,405,247	1,817,582	1,814,442	2,943,626	3,160,505	2,571,893
Class B	132,677	165,399	163,927	88,614	106,292	108,766	90,954
Net asset value and redemption price
per share – Class A	$13.02	$14.41	$13.52	$12.47	$13.31	$12.99	$12.96

Maximum offering price per share – Class A
(Net asset value/.9425)*	$13.81	$15.29	$14.34	$13.23	$14.12	$13.78	$13.75

Net asset value and offering price per share – Class B
(Note 2)	$13.02	$14.40	$13.53	$12.48	$13.29	$12.99	$12.93

*On purchases of $100,000 or more, the sales charge is reduced.

72	See notes to financial statements	73

Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Year Ended December 31, 2009

				SINGLE STATE TAX EXEMPT FUND

	TAX EXEMPT	TAX EXEMPT II	CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA
Investment Income
Interest income	$38,051,866	$7,746,455	$1,482,458	$1,801,676	$1,271,897	$1,460,488	$954,243
Expenses (Notes 1 and 5):
Advisory fees	4,217,598	950,179	176,027	221,361	152,621	172,816	123,188
Distribution plan expenses – Class A	2,110,043	449,798	84,928	105,476	72,234	83,538	60,752
Distribution plan expenses – Class B	65,830	84,303	10,285	17,348	13,589	9,568	2,808
Shareholder servicing costs	450,541	118,607	16,028	18,487	15,339	19,006	10,223
Professional fees	136,644	45,616	15,194	20,389	11,344	15,489	15,236
Registration fees	40,937	39,599	2,273	2,684	5,386	3,658	1,603
Custodian fees	46,776	14,569	4,868	5,709	4,321	5,370	3,995
Reports to shareholders	40,575	9,837	2,575	2,813	2,462	3,045	2,273
Trustees’ fees	43,532	9,331	1,767	2,272	1,563	1,797	1,247
Other expenses	135,685	37,671	10,423	14,244	9,726	10,083	10,280
Total expenses	7,288,161	1,759,510	324,368	410,783	288,585	324,370	231,605
Less: Expenses waived	(454,965)	(110,854)	(20,536)	(25,826)	(17,806)	(20,162)	(14,372)
Expenses paid indirectly	(3,657)	(2,132)	(288)	(221)	(377)	(174)	(423)
Net expenses	6,829,539	1,646,524	303,544	384,736	270,402	304,034	216,810
Net investment income	31,222,327	6,099,931	1,178,914	1,416,940	1,001,495	1,156,454	737,433

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,911,034	1,420,768	95,898	38,895	(203,782)	179,417	91,596
Net unrealized appreciation of investments	36,220,889	12,467,924	2,396,183	2,968,999	2,246,882	1,552,734	1,120,695
Net gain on investments	38,131,923	13,888,692	2,492,081	3,007,894	2,043,100	1,732,151	1,212,291
Net Increase in Net Assets Resulting
from Operations	$69,354,250	$19,988,623	$3,670,995	$4,424,834	$3,044,595	$2,888,605	$1,949,724

74	See notes to financial statements	75

Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Year Ended December 31, 2009

			SINGLE STATE TAX EXEMPT FUND

	NEW JERSEY	NEW YORK	NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA
Investment Income
Interest income	$2,653,745	$7,481,508	$1,288,017	$1,171,075	$1,859,604	$2,088,464	$1,575,658
Expenses (Notes 1 and 5):
Advisory fees	318,892	887,576	157,078	141,838	236,329	244,836	196,276
Distribution plan expenses – Class A	153,454	435,759	71,666	66,462	113,553	117,484	94,331
Distribution plan expenses – Class B	19,976	26,765	22,908	14,858	15,370	16,448	12,690
Shareholder servicing costs	30,877	90,696	12,586	15,255	26,092	22,304	19,308
Professional fees	22,359	29,823	15,821	11,921	16,098	21,845	18,279
Registration fees	1,603	2,356	1,603	1,603	1,789	1,603	1,603
Custodian fees	6,955	12,632	4,728	4,048	7,109	5,672	4,858
Reports to shareholders	3,756	8,437	2,632	2,617	3,408	3,321	2,912
Trustees’ fees	3,258	9,029	1,603	1,469	2,404	2,487	1,990
Other expenses	16,193	35,588	10,605	9,414	13,937	13,697	12,082
Total expenses	577,323	1,538,661	301,230	269,485	436,089	449,697	364,329
Less: Expenses waived	(37,204)	(103,551)	(18,326)	(16,548)	(27,572)	(28,564)	(22,899)
Expenses paid indirectly	(387)	(1,065)	(359)	(240)	(247)	(375)	(333)
Net expenses	539,732	1,434,045	282,545	252,697	408,270	420,758	341,097
Net investment income	2,114,013	6,047,463	1,005,472	918,378	1,451,334	1,667,706	1,234,561

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	204,495	(857,296)	44,580	166,250	231,071	199,204	137,213
Net unrealized appreciation of investments	3,972,932	10,779,766	1,955,977	1,261,676	3,067,462	2,149,065	1,813,581
Net gain on investments	4,177,427	9,922,470	2,000,557	1,427,926	3,298,533	2,348,269	1,950,794
Net Increase in Net Assets Resulting
from Operations	$6,291,440	$15,969,933	$3,006,029	$2,346,304	$4,749,867	$4,015,975	$3,185,355

76	See notes to financial statements	77

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

					SINGLE STATE TAX EXEMPT FUND
	TAX EXEMPT		TAX EXEMPT II		CALIFORNIA		CONNECTICUT
Year Ended December 31	2009	2008	2009	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets From Operations
Net investment income	$31,222,327	$30,844,856 $	$ 6,099,931	$4,759,518	$1,178,914	$1,096,242	$1,416,940	$1,456,009
Net realized gain (loss) on investments	1,911,034	(1,931,036)	1,420,768	(570,035)	95,898	(135,496)	38,895	(139,413)
Net unrealized appreciation (depreciation) of investments	36,220,889	(33,905,541)	12,467,924	(5,667,781)	2,396,183	(1,901,430)	2,968,999	(2,173,988)

Net increase (decrease) in net assets resulting
from operations	69,354,250	(4,991,721)	19,988,623	(1,478,298)	3,670,995	(940,684)	4,424,834	(857,392)

Distributions to Shareholders
Net investment income – Class A	(31,176,065)	(30,259,759)	(5,732,067)	(4,357,623)	(1,153,699)	(1,053,951)	(1,366,912)	(1,374,361)
Net investment income – Class B	(244,800)	(261,911)	(266,477)	(281,875)	(34,656)	(37,769)	(55,131)	(64,399)
Net realized gains – Class A	—	(426,474)	—	—	—	(20,715)	—	—
Net realized gains – Class B	—	(4,399)	—	—	—	(781)	—	—

Total distributions	(31,420,865)	(30,952,543)	(5,998,544)	(4,639,498)	(1,188,355)	(1,113,216)	(1,422,043)	(1,438,760)

Trust Share Transactions *
Class A:
Proceeds from shares sold	34,664,645	35,056,536	51,278,260	31,488,427	5,218,522	5,837,900	3,548,456	4,081,528
Reinvestment of distributions	23,680,102	23,519,080	4,361,635	3,384,174	804,676	738,249	1,052,059	1,053,812
Cost of shares redeemed	(59,093,173)	(67,952,806)	(19,566,194)	(19,605,383)	(4,475,517)	(5,013,239)	(4,966,644)	(5,279,580)

	(748,426)	(9,377,190)	36,073,701	15,267,218	1,547,681	1,562,910	(366,129)	(144,240)
Class B:
Proceeds from shares sold	656,301	1,397,972	1,332,462	746,330	101,950	60,616	136,966	206,299
Reinvestment of distributions	186,767	202,621	207,907	213,291	17,862	18,214	43,364	54,349
Cost of shares redeemed	(1,851,047)	(2,115,628)	(2,319,161)	(3,223,587)	(72,592)	(414,733)	(655,224)	(502,460)

	(1,007,979)	(515,035)	(778,792)	(2,263,966)	47,220	(335,903)	(474,894)	(241,812)

Net increase (decrease) from trust share transactions	(1,756,405)	(9,892,225)	35,294,909	13,003,252	1,594,901	1,227,007	(841,023)	(386,052)

Net increase (decrease) in net assets	36,176,980	(45,836,489)	49,284,988	6,885,456	4,077,541	(826,893)	2,161,768	(2,682,204)
Net Assets
Beginning of year	685,240,692	731,077,181	134,055,478	127,170,022	26,217,133	27,044,026	35,624,295	38,306,499

End of year †	$721,417,672	$685,240,692	$183,340,466	$134,055,478	$30,294,674	$26,217,133	$37,786,063	$35,624,295

†Includes undistributed net investment income of	$567,793	$1,083,860	$268,965	$167,578	$25,583	$35,024	$38,747	$43,680

*Trust Shares Issued and Redeemed
Class A:
Sold	3,596,360	3,669,024	3,301,338	2,120,818	443,751	506,395	271,383	317,644
Issued for distributions reinvested	2,454,593	2,484,844	280,760	229,923	68,045	64,181	80,344	83,258
Redeemed	(6,125,975)	(7,134,582)	(1,262,156)	(1,327,984)	(377,405)	(433,576)	(380,888)	(420,654)

Net increase (decrease) in Class A trust shares outstanding	(75,022)	(980,714)	2,319,942	1,022,757	134,391	137,000	(29,161)	(19,752)

Class B:
Sold	68,355	147,126	85,064	50,033	8,799	5,316	10,494	16,286
Issued for distributions reinvested	19,395	21,445	13,412	14,468	1,508	1,582	3,322	4,297
Redeemed	(193,096)	(222,325)	(149,690)	(217,237)	(6,304)	(35,686)	(50,360)	(39,324)

Net increase (decrease) in Class B trust shares outstanding	(105,346)	(53,754)	(51,214)	(152,736)	4,003	(28,788)	(36,544)	(18,741)

78	See notes to financial statements	79

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUND
	MASSACHUSETTS		MICHIGAN		MINNESOTA		NEW JERSEY
Year Ended December 31	2009	2008	2009	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets From Operations
Net investment income	$1,001,495	$1,033,821	$1,156,454	$1,199,534	$737,433	$728,254	$2,114,013	$2,049,524
Net realized gain (loss) on investments	(203,782)	(44,213)	179,417)	(172,137)	91,596	(64,164)	204,495	(318,997)
Net unrealized appreciation (depreciation) of investments	2,246,882	(1,727,207)	1,552,734	(1,431,995)	1,120,695	(549,813)	3,972,932	(2,332,872)

Net increase (decrease) in net assets resulting
from operations	3,044,595	(737,599)	2,888,605	(404,598)	1,949,724	114,277	6,291,440	(602,345)

Distributions to Shareholders
Net investment income – Class A	(938,275)	(989,625)	(1,140,384)	(1,141,420)	(714,039)	(714,363)	(2,008,424))	(1,939,402)
Net investment income – Class B	(43,612)	(54,491)	(32,489)	(56,171)	(8,076)	(12,642)	(64,766))	(110,214)
Net realized gains – Class A	—	(12,161)	—	—	—	—	—	(42,871)
Net realized gains – Class B	—	(797)	—	—	—	—	—	(2,332)

Total distributions	(981,887)	(1,057,074)	(1,172,873)	(1,197,591)	(722,115)	(727,005)	(2,073,190)	(2,094,819)

Trust Share Transactions *
Class A:
Proceeds from shares sold	2,495,181	3,169,966	2,685,192	3,299,176	2,804,918	3,934,308	5,433,246	4,865,804
Reinvestment of distributions	689,361	761,683	791,319	758,956	548,133	586,841	1,400,237	1,448,751
Cost of shares redeemed	(2,997,492)	(3,725,178)	(6,036,442)	(2,557,414)	(2,455,762)	(886,468)	(6,420,389)	(6,111,133)

	187,050	206,471	(2,559,931)	1,500,718	897,289	3,634,681	413,094	203,422

Class B:
Proceeds from shares sold	15,877	91,116	115,169	205,065	20,398	7	194,043	104,464
Reinvestment of distributions	33,161	44,154	26,323	24,655	6,673	10,758	46,218	81,406
Cost of shares redeemed	(473,703)	(264,798)	(861,359)	(508,946)	(88,147)	(206,760)	(1,305,803)	(1,614,017)

	(424,665)	(129,528)	(719,867)	(279,226)	(61,076)	(195,995)	(1,065,542)	(1,428,147)

Net increase (decrease) from trust share transactions	(237,615)	76,943	(3,279,798)	1,221,492	836,213	3,438,686	(652,448)	(1,224,725)

Net increase (decrease) in net assets	1,825,093	(1,717,730)	(1,564,066)	(380,697)	2,063,822	2,825,958	3,565,802	(3,921,889)

Net Assets
Beginning of year	24,127,867	25,845,597	29,529,087	29,909,784	19,422,603	16,596,645	50,752,711	54,674,600

End of year †	$25,952,960	$24,127,867	$27,965,021	$29,529,087	$21,486,425	$19,422,603	$54,318,513	$50,752,711

†Includes undistributed net investment income of	$33,501	$13,893	$25,870	$42,289	$23,994	$8,676	$77,888	$37,065

*Trust Shares Issued and Redeemed
Class A:
Sold	219,083	278,776	227,599	283,278	236,987	341,761	428,752	394,972
Issued for distributions reinvested	60,423	68,058	66,572	65,015	46,215	51,344	109,900	118,152
Redeemed	(262,998)	(330,432)	(509,293)	(219,777)	(209,162)	(77,094)	(506,728)	(500,590)

Net increase (decrease) in Class A trust shares outstanding	16,508	16,402	(215,122)	128,516	74,040	316,011	31,924	12,534

Class B:
Sold	1,390	8,193	9,857	18,045	1,690	—	15,164	8,494
Issued for distributions reinvested	2,909	3,942	2,219	2,116	564	939	3,638	6,630
Redeemed	(41,552)	(23,438)	(73,052)	(44,429)	(7,469)	(17,729)	(103,912)	(132,518)

Net decrease in Class B trust shares outstanding	(37,253)	(11,303)	(60,976)	(24,268)	(5,215)	(16,790)	(85,110)	(117,394)

80	See notes to financial statements	81

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUND
	NEW YORK		NORTH CAROLINA		OHIO
Year Ended December 31	2009	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets From Operations
Net investment income	$6,047,463	$5,769,000	$1,005,472	$1,001,697	$918,378	$959,288
Net realized gain (loss) on investments	(857,296)	(8,902)	44,580	(152,445)	166,250	(74,824)
Net unrealized appreciation (depreciation) of investments	10,779,766	(7,931,142)	1,955,977	(1,074,685)	1,261,676	(890,473)

Net increase (decrease) in net assets resulting
from operations	15,969,933	(2,171,044)	3,006,029	(225,433)	2,346,304	(6,009)

Distributions to Shareholders
Net investment income – Class A	(5,841,945)	(5,617,198)	(935,156)	(902,955)	(871,391)	(883,145)
Net investment income – Class B	(88,480)	(121,708)	(72,956)	(87,670)	(48,464)	(66,118)
Net realized gains – Class A	—	—	—	(6,726)	(87,207)	(41,710)
Net realized gains – Class B	—	—	—	(665)	(4,263)	(2,942)

Total distributions	(5,930,425)	(5,738,906)	(1,008,112)	(998,016)	(1,011,325)	(993,915)

Trust Share Transactions *
Class A:
Proceeds from shares sold	11,455,684	8,824,588	1,489,298	2,424,718	1,986,624	2,379,427
Reinvestment of distributions	4,179,940	4,018,899	704,053	694,591	739,911	674,447
Cost of shares redeemed	(14,246,966)	(14,554,790)	(2,250,872)	(2,120,149)	(3,528,700)	(1,569,374)

	1,388,658	(1,711,303)	(57,521)	999,160	(802,165)	1,484,500

Class B:
Proceeds from shares sold	281,378	91,848	47,852	41,561	170,831	13,600
Reinvestment of distributions	74,842	101,866	63,035	74,274	38,503	48,748
Cost of shares redeemed	(1,258,970)	(1,783,913)	(325,964)	(877,857)	(755,200)	(529,373)

	(902,750)	(1,590,199)	(215,077)	(762,022)	(545,866)	(467,025)

Net increase (decrease) from trust share transactions	485,908	(3,301,502)	(272,598)	237,138	(1,348,031)	1,017,475

Net increase (decrease) in net assets	10,525,416	(11,211,452)	1,725,319	(986,311)	(13,052)	17,551

Net Assets
Beginning of year	141,797,590	153,009,042	25,071,715	26,058,026	23,754,237	23,736,686

End of year †	$152,323,006	$141,797,590	$26,797,034	$25,071,715	$23,741,185	$23,754,237

†Includes undistributed net investment income of	$163,215 $	$ 46,177	$28,521	$31,161	$11,987	$13,508

*Trust Shares Issued and Redeemed
Class A:
Sold	811,167	636,047	112,793	189,447	161,853	197,944
Issued for distributions reinvested	296,046	292,372	53,517	54,740	60,016	56,469
Redeemed	(1,013,142)	(1,055,376)	(171,432)	(167,431)	(287,684)	(131,714)

Net increase (decrease) in Class A trust shares outstanding	94,071	(126,957)	(5,122)	76,756	(65,815)	122,699

Class B:
Sold	20,064	6,609	3,705	3,240	13,682	1,134
Issued for distributions reinvested	5,313	7,399	4,792	5,849	3,121	4,074
Redeemed	(89,984)	(128,331)	(24,732)	(69,389)	(60,697)	(45,198)

Net decrease in Class B trust shares outstanding	(64,607)	(114,323)	(16,235)	(60,300)	(43,894)	(39,990)

82	See notes to financial statements	83

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUND
	OREGON		PENNSYLVANIA		VIRGINIA
Year Ended December 31	2009	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets From Operations
Net investment income	$1,451,334	$1,390,587	$1,667,706	$1,601,708	$1,234,561	$1,292,447
Net realized gain (loss) on investments	231,071	(219,848)	199,204	(234,952)	137,213	(491,991)
Net unrealized appreciation (depreciation) of investments	3,067,462	(1,660,210)	2,149,065	(1,325,042)	1,813,581	(1,190,950)

Net increase (decrease) in net assets resulting
from operations	4,749,867	(489,471)	4,015,975	41,714	3,185,355	(390,494)

Distributions to Shareholders
Net investment income – Class A	(1,400,044)	(1,318,574)	(1,585,031)	(1,513,767)	(1,193,140)	(1,229,368)
Net investment income – Class B	(46,074)	(54,148)	(55,506)	(69,598)	(39,456)	(43,158)
Net realized gains – Class A	—	—	—	(32,517)	—	(5,271)
Net realized gains – Class B	—	—	—	(1,740)	—	(249)

Total distributions	(1,446,118)	(1,372,722)	(1,640,537)	(1,617,622)	(1,232,596)	(1,278,046)

Trust Share Transactions *
Class A:
Proceeds from shares sold	4,729,635	6,448,744	3,551,227	2,534,165	3,475,519	3,578,685
Reinvestment of distributions	1,110,898	1,030,691	995,837	1,002,187	740,824	774,342
Cost of shares redeemed	(5,800,770)	(4,000,611)	(2,517,639)	(5,130,449)	(2,234,329)	(5,920,215)

	39,763	3,478,824	2,029,425	(1,594,097)	1,982,014	(1,567,188)

Class B:
Proceeds from shares sold	107,391	315,609	71,873	95,917	111,620	34,422
Reinvestment of distributions	40,923	49,835	41,885	50,104	32,634	36,441
Cost of shares redeemed	(539,693)	(434,788)	(774,042)	(406,198)	(432,245)	(110,169)

	(391,379)	(69,344)	(660,284)	(260,177)	(287,991)	(39,306)

Net increase (decrease) from trust share transactions	(351,616)	3,409,480	1,369,141	(1,854,274)	1,694,023	(1,606,494)

Net increase (decrease) in net assets	2,952,133	1,547,287	3,744,579	(3,430,182)	3,646,782	(3,275,034)

Net Assets
Beginning of year	37,642,825	36,095,538	38,714,674	42,144,856	30,849,617	34,124,651

End of year †	$40,594,958	$37,642,825	$42,459,253	$38,714,674	$34,496,399	$30,849,617

†Includes undistributed net investment income of	$29,621	$24,405	$80,310	$53,141	$24,201	$22,236

*Trust Shares Issued and Redeemed
Class A:
Sold	363,174	513,398	277,075	204,048	273,508	285,694
Issued for distributions reinvested	85,269	82,801	77,733	81,181	58,291	62,597
Redeemed	(446,978)	(318,820)	(197,665)	(413,968)	(176,655)	(489,521)

Net increase (decrease) in Class A trust shares outstanding	1,465	277,379	157,143	(128,739)	155,144	(141,230)

Class B:
Sold	8,380	25,058	5,630	7,733	8,910	2,738
Issued for distributions reinvested	3,149	4,009	3,272	4,055	2,580	2,955
Redeemed	(41,856)	(35,753)	(60,861)	(33,001)	(34,469)	(8,634)

Net decrease in Class B trust shares outstanding	(30,327)	(6,686)	(51,959)	(21,213)	(22,979)	(2,941)

84	See notes to financial statements	85

Notes to Financial Statements
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2009

1. Significant Accounting Policies—First Investors Tax Exempt Funds, a Delaware statutory trust (“the Trust”), is registered under the Investment Company Act of 1940 (“the 1940 Act”) as a diversified, open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Tax Exempt Fund, Tax Exempt Fund II and the Single State Tax Exempt Funds, comprising the California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey, New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds (each a “Fund”, collectively, the “Funds”). The Trust’s Board of Trustees (“the Board”) has approved changes recommended by Management to the policies of certain Funds. Specifically, effective May 26, 2009, for the Connecticut, Massachusetts, Michigan, Minnesota, New Jersey, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds and effective February 1, 2010, for the Tax Exempt Fund, Tax Exempt Fund II, California and New York Funds, the policy of investing in insured securities was eliminated and the name of each Fund was changed to remove the word “Insured”. Each Fund accounts separately for its assets, liabilities and operations. The investment objective of each Fund is as follows:

Tax Exempt Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Tax Exempt Fund II seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT and, secondarily, total return.

Single State Tax Exempt Funds seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state and is not a tax preference item for purposes of the AMT.

A. Security Valuation—The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the Board. The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. If prices are not available or determined to be unreliable, the securities are valued at fair value as determined in good faith pursuant to procedures adopted by the Board. “When-issued securities” are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased.

The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest

86

outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, the Funds may value the defaulted bond based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), formerly known as Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements, investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition, effective June 15, 2009, the Funds adopted FASB Staff position (“FSP) No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP No. 157-4”). FSP No. 157-4 emphasizes that the objective of fair value measurement described in ASC 820 remains unchanged and provides additional guidance for estimating fair value in accordance with ASC 820 when the volume and level of activity for the asset or liability have significantly decreased, as well as identifying circumstances that indicate that transactions are not orderly. FSP No. 157-4 identifies factors to be considered when determining whether or not a market is inactive and indicates that if a market is determined to be inactive and/or current market prices are reflective of “distressed sales”, significant management judgment may be necessary to estimate fair value in accordance with ASC 820.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

87

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2009

The summary of the inputs used to value each Fund’s net assets as of December 31, 2009 is as follows:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs
Investments in Municipal Bonds:
Tax Exempt	—	$715,968,359	—
Tax Exempt II	—	179,289,874	—
California	—	30,529,628	—
Connecticut	—	37,682,146	—
Massachusetts	—	26,357,135	—
Michigan	—	27,533,112	—
Minnesota	—	21,177,457	—
New Jersey	—	53,322,250	—
New York	—	149,949,970	—
North Carolina	—	26,204,228	—
Ohio	—	23,570,964	—
Oregon	—	40,343,138	—
Pennsylvania	—	43,033,030	—
Virginia	—	33,462,342	—

Investments in Short-Term Tax Exempt Investments:
Tax Exempt II	—	$6,200,000	—
Virginia	—	300,000	—

In January 2010, FASB released Accounting Standards Update (“ASU”) No. 2010-06, Improving Disclosures about Fair Value Measurements. Among the new disclosures and clarifications of existing disclosures the ASU requires the Funds to disclose separately the amounts of significant transfers in and out of Level 1 and 2 fair value measurements and to describe the reasons for the transfers. Significance shall be judged with respect to total earnings and total assets or total liabilities. The ASU requires the Level 3 roll forward reconciliation of beginning and ending balances to be prepared on a gross basis, in particular separately presenting information about purchases, sales, issuances, and settlements. The ASU also requires disclosure of the reasons for significant transfers in and out of Level 3. The ASU is effective for interim and annual periods beginning after December 15, 2009, except for the Level 3 gross basis roll forward reconciliation which is effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact on the Funds’ financial statements disclosures is being assessed.

88

B. Federal Income Taxes—It is the policy of the Funds to continue to qualify as regulated investment companies, which can distribute tax exempt dividends, by complying with the provisions available to regulated investment companies, as defined in the Internal Revenue Code. The Funds make distributions of income and net realized capital gains (in excess of any available capital loss carryovers) sufficient to relieve them from all, or substantially all, federal income taxes.

At December 31, 2009, capital loss carryovers were as follows:

				Year Capital Loss
				Carryovers Expire
Fund	Total	2012	2015	2016	2017
Tax Exempt	$20,002	$—	$—	$20,002	$—
California	39,598	—	—	39,598	—
Connecticut	100,517	—	—	95,365	5,152
Massachusetts	247,995	—	—	29,820	218,175
Michigan	38,406	—	—	38,406	—
Minnesota	101,856	16,322	85,534	—	—
New Jersey	114,502	—	—	114,502	—
New York	1,046,527	28,382	—	—	1,018,145
North Carolina	107,865	—	—	42,054	65,811
Oregon	34,142	—	—	34,142	—
Pennsylvania	35,747	—	—	35,747	—
Virginia	354,779	—	—	62,861	291,918

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2006–2008, or expected to be taken in the Funds’ 2009 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, New York State and New York City; however, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Distributions to Shareholders—Dividends from net investment income of the Funds are declared daily and paid monthly, and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales and post-October losses.

89

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2009

D. Expense Allocation/Class Allocation—Direct expenses attributable to a Fund are charged to and paid from the assets of that Fund. General expenses of the Trust are allocated among and charged to the assets of each Fund in the Trust on a fair and equitable basis, which is based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Security Transactions and Investment Income—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Cost is determined, and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Premiums and discounts on securities are amortized using the interest method. Estimated expenses are accrued daily. For the year ended December 31, 2009, The Bank of New York Mellon, custodian of the Funds, has provided credits in the amount of $3,751 against custodian charges based on the uninvested cash balances of the Funds. The Funds also reduced expenses through brokerage service arrangements. For the year ended December 31, 2009, the Funds’ expense reduction under these arrangements amounted to $6,527.

F. Derivatives—The Funds may invest in derivatives such as inverse floating rate securities (“inverse floaters”) and interest rate swap agreements (“swap agreements”) for the purpose of managing their exposure to interest rate risk.

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds’ investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “floating rate notes issued” in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset

90

weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations. At December 31, 2009, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

The Funds determined that the criteria for sale accounting in ASC 860, “Transfers and Servicing” (“ASC 860”), formerly known as Statement of Financial Accounting Standards No. 140 had not been met for certain transfers of municipal bonds during the year ended December 31, 2005, and that the transfers should have been accounted for as secured borrowings rather than as sales. Since the impact of recording the transfers as secured borrowings would not have had a material effect on the ratios of net expenses to average net assets, the ratios of total expenses to average net assets and the portfolio turnover rates, the Financial Highlights presented herein for the year ended December 31, 2005 have not been restated.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio. Swap agreements are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract’s terms and the possible lack of liquidity with respect to the swap agreements. There were no swap agreements open as of December 31, 2009.

G. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Capital—The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Each Fund has designated two classes of shares, Class A shares and Class B shares (each, a “Class”). Each share of each Class has an equal beneficial interest in the assets,

91

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2009

has identical voting, dividend, liquidation and other rights and is subject to the same terms and conditions except that expenses allocated to a Class may be borne solely by that Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. The Class A and Class B shares sold by the Funds have a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 5. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

3. Concentration of Credit Risk—The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a state, industry or region.

4. Security Transactions—For the year ended December 31, 2009, purchases and sales of municipal securities, other than short-term municipal notes, were as follows:

	Cost of	Proceeds
Fund	Purchases	of Sales
Tax Exempt	$180,384,769	$181,431,980
Tax Exempt II	205,247,756	172,145,686
California	19,767,222	17,268,864
Connecticut	7,247,903	8,049,739
Massachusetts	11,200,750	10,537,117
Michigan	8,887,362	12,278,916
Minnesota	5,243,068	4,325,980
New Jersey	20,936,505	22,441,604
New York	56,670,059	56,308,822
North Carolina	18,265,410	18,582,433
Ohio	9,815,963	11,089,820
Oregon	13,776,613	13,921,489
Pennsylvania	24,311,088	22,570,762
Virginia	9,047,740	7,860,038

92

At December 31, 2009, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

		Gross	Gross	Net
	Aggregate	Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Tax Exempt	$660,010,059	$56,157,618	$199,318	$55,958,300
Tax Exempt II	175,233,120	10,435,553	178,799	10,256,754
California	28,847,400	1,689,731	7,503	1,682,228
Connecticut	35,827,309	1,933,178	78,341	1,854,837
Massachusetts	24,936,415	1,568,012	147,292	1,420,720
Michigan	25,847,297	1,685,815	—	1,685,815
Minnesota	20,035,506	1,141,951	—	1,141,951
New Jersey	49,350,431	3,971,819	—	3,971,819
New York	139,317,890	10,632,080	—	10,632,080
North Carolina	24,594,950	1,609,278	—	1,609,278
Ohio	22,181,003	1,400,598	10,637	1,389,961
Oregon	38,024,877	2,354,270	36,009	2,318,261
Pennsylvania	40,531,197	2,544,218	42,385	2,501,833
Virginia	32,012,452	1,761,791	11,901	1,749,890

5. Advisory Fee and Other Transactions With Affiliates—Certain officers and trustees of the Trust are officers and trustees of the Trust’s investment adviser, First Investors Management Company, Inc. (“FIMCO”), its underwriter, First Investors Corporation (“FIC”) and /or its transfer agent, Administrative Data Management Corp. (“ADM”). Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act are remunerated by the Funds. For the year ended December 31, 2009, total trustees fees accrued by the Funds amounted to $83,749.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund, an annual fee, payable monthly, at the rate of .60% on the first $500 million of the average daily net assets of each Fund, declining by .02% on each $500 million thereafter, down to .54% on average daily net assets over $1.5 billion. For the year ended December 31, 2009, FIMCO has voluntarily waived advisory fees in excess of .53% for each Fund. For the year ended December 31, 2009, advisory fees accrued by the Funds to FIMCO were $8,196,615 of which $919,185 was waived as noted above.

For the year ended December 31, 2009, FIC, as underwriter, received $3,879,074 in commissions from the sale of shares of the Funds after allowing $725,205 to other dealers. Shareholder servicing costs included $741,713 in transfer agent fees accrued to ADM.

93

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2009

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and up to 1% of the average daily net assets of the Class B shares, on an annual basis, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the year ended December 31, 2009, total distribution plan fees accrued to FIC by the Funds amounted to $4,352,224.

6. Tax Components of Capital and Distributions to Shareholders—The tax character of distributions declared for the years ended December 31, 2009 and December 31, 2008 were as follows:

	Year Ended December 31, 2009					Year Ended December 31, 2008
	Distributions Declared from				Distributions Declared from
			Long-Term				Long-Term
	Tax-Exempt	Ordinary Capital			Tax-Exempt	Ordinary	Capital
Fund	Income	Income	Gain	Total	Income	Income	Gain	Total

Tax Exempt	$31,062,507	$358,358	$—	$31,420,865	$30,521,670	$—	$430,873	$30,952,543
Tax Exempt II	5,998,351	193	—	5,998,544	4,639,498	—	—	4,639,498
California	1,168,374	19,981	—	1,188,355	1,091,720	—	21,496	1,113,216
Connecticut	1,420,793	1,250	—	1,422,043	1,438,760	—	—	1,438,760
Massachusetts	976,574	5,313	—	981,887	1,044,116	4,328	8,630	1,057,074
Michigan	1,158,786	14,087	—	1,172,873	1,197,591	—	—	1,197,591
Minnesota	718,917	3,198	—	722,115	727,005	—	—	727,005
New Jersey	2,063,648	9,542	—	2,073,190	2,049,616	6,360	38,843	2,094,819
New York	5,922,134	8,291	—	5,930,425	5,738,906	—	—	5,738,906
North Carolina	1,004,345	3,767	—	1,008,112	990,625	—	7,391	998,016
Ohio	919,238	28,129	63,958	1,011,325	949,263	5,448	39,204	993,915
Oregon	1,446,118	—	—	1,446,118	1,372,722	—	—	1,372,722
Pennsylvania	1,614,351	26,186	—	1,640,537	1,583,365	—	34,257	1,617,622
Virginia	1,230,572	2,024	—	1,232,596	1,272,526	2,245	3,275	1,278,046

94

As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed
	Tax-Exempt	Taxable	Capital	Other		Total
	Ordinary	Ordinary	Loss	Accumulated	Unrealized	Distributable
Fund	Income	Income	Carryover	Losses	Appreciation	Earnings*

Tax Exempt	$510,896	$56,897	$(20,002)	$—	$55,958,300	$56,506,091
Tax Exempt II	267,308	17,315	—	—	10,256,754	10,541,377
California	22,889	2,694	(39,598)	—	1,682,228	1,668,213
Connecticut	38,506	241	(100,517)	—	1,854,837	1,793,067
Massachusetts	33,454	47	(247,995)	—	1,420,720	1,206,226
Michigan	23,470	2,400	(38,406)	—	1,685,815	1,673,279
Minnesota	23,674	320	(101,856)	—	1,141,951	1,064,089
New Jersey	76,701	1,187	(114,502)	—	3,971,819	3,935,205
New York	155,777	7,438	(1,046,527)	—	10,632,080	9,748,768
North Carolina	28,479	42	(107,865)	—	1,609,278	1,529,934
Ohio	11,838	149	—	—	1,389,961	1,401,948
Oregon	28,998	623	(34,142)	(2,250)	2,318,261	2,311,490
Pennsylvania	77,253	3,057	(35,747)	—	2,501,833	2,546,396
Virginia	23,317	884	(354,779)	—	1,749,890	1,419,312

*Differences between book distributable earnings and tax distributable earnings consist of primarily of wash sales and post-October loss deferrals.

For the year ended December 31, 2009, the following reclassifications were made to reflect permanent differences between book and tax reporting:

	Capital	Undistributed	Accumulated
Fund	Paid In	Ordinary Income	Capital Gains
Tax Exempt	$317,529	$(317,529)	$—
Ohio	—	(44)	44

7. New Accounting Pronouncements—In accordance with the provision set forth in ASC 855 “Subsequent Events” (“ASC 855”), formerly known as Financial Accounting Standards No. 165, “Subsequent Events”, Management has evaluated the possibility of subsequent events existing in the Funds’ financial statements through February 26, 2010. Management has determined that there are no subsequent events that, in accordance with ASC 855, would require recognition or disclosure in the Fund’s financial statements through this date.

95

Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

The following table sets forth the per share operating data for a share outstanding, total return, ratios to average net assets and other supplemental data for each year indicated.

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions											Ratio to Average Net
		Investment Operations			from						Ratio to Average Net					Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**					Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Expenses		Net			Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee		Before Fee		Investment			Investment	Turnover
	of Year	Income	Investments	Operations	Income	Gain	Distributions	Year	Return *	(in thousands)	Credits		Credits	(a)	Income	Expenses		Income	Rate
TAX EXEMPT FUND
Class A
2005	$10.25	$.409	$(.236)	$ .173	$.408	$.025	$.433	$ 9.99	1.72%	$759,815	1.01%		1.01%		4.02%	1.13%		3.90%	24%
2006	9.99	.411	(.079)	.332	.408	.054	.462	9.86	3.41	704,319	1.10	(b)	1.10	(b)	4.14	1.14	(b)	4.10	22
2007	9.86	.412	(.094)	.318	.408	—	.408	9.77	3.32	723,211	1.04	(b)	1.04	(b)	4.20	1.10	(b)	4.14	38
2008	9.77	.417	(.488)	(.071)	.413	.006	.419	9.28	(.73)	678,260.96			.96		4.38	1.02		4.32	50
2009	9.28	.423	.523	.946	.426	—	.426	9.80	10.36	715,079.96			.96		4.40	1.02		4.34	26
Class B
2005	10.23	.329	(.228)	.101	.336	.025	.361	9.97	1.00	3,073	1.74		1.74		3.29	1.86		3.17	24
2006	9.97	.327	(.067)	.260	.336	.054	.390	9.84	2.66	2,502	1.83	(b)	1.83	(b)	3.41	1.87	(b)	3.37	22
2007	9.84	.403	(.156)	.247	.337	—	.337	9.75	2.58	7,866	1.74	(b)	1.74	(b)	3.50	1.80	(b)	3.44	38
2008	9.75	.351	(.483)	(.132)	.342	.006	.348	9.27	(1.36)	6,981	1.66		1.66		3.68	1.72		3.62	50
2009	9.27	.359	.507	.866	.356	—	.356	9.78	9.47	6,338	1.66		1.66		3.70	1.72		3.64	26
TAX EXEMPT FUND II
Class A
2005	$15.42	$.523	$ .050	$ .573	$.523	$.140	$.663	$15.33	3.77%	$101,741	1.00%		1.01%		3.37%	1.46%		2.91%	114%
2006	15.33	.532	.192	.724	.538	.136	.674	15.38	4.82	115,234	1.00		1.01		3.47	1.18		3.29	112
2007	15.38	.528	(.155)	.373	.523	—	.523	15.23	2.49	116,011.99			1.00		3.47	1.07		3.39	118
2008	15.23	.551	(.702)	(.151)	.539	—	.539	14.54	(.98)	125,623	1.00		1.01		3.72	1.08		3.65	146
2009	14.54	.597	1.414	2.011	.591	—	.591	15.96	14.02	174,905	1.00		1.00		3.89	1.07		3.82	110
Class B
2005	15.42	.408	.045	.453	.403	.140	.543	15.33	2.97	16,091	1.75		1.76		2.62	2.21		2.16	114
2006	15.33	.419	.185	.604	.418	.136	.554	15.38	4.01	13,781	1.75		1.76		2.72	1.93		2.54	112
2007	15.38	.425	(.162)	.263	.413	—	.413	15.23	1.75	11,159	1.69		1.70		2.77	1.77		2.69	118
2008	15.23	.455	(.712)	(.257)	.433	—	.433	14.54	(1.69)	8,433	1.70		1.71		3.02	1.78		2.95	146
2009	14.54	.498	1.410	1.908	.488	—	.488	15.96	13.27	8,436	1.70		1.70		3.19	1.77		3.12	110
SINGLE STATE TAX EXEMPT FUND
CALIFORNIA FUND
Class A
2005	$12.52	$.474	$(.151)	$ .323	$.480	$.173	$.653	$12.19	2.63%	$ 26,536.85%			.86%		3.81%	1.17%		3.49%	59%
2006	12.19	.470	.027	.497	.461	.056	.517	12.17	4.16	26,592.85			.86		3.84	1.07		3.62	30
2007	12.17	.467	(.162)	.305	.470	.025	.495	11.98	2.56	25,669.85			.87		3.89	1.06		3.68	49
2008	11.98	.476	(.882)	(.406)	.475	.009	.484	11.09	(3.46)	25,264.85			.86		4.09	1.08		3.87	65
2009	11.09	.475	1.015	1.490	.480	—	.480	12.10	13.62	29,206	1.01		1.01		4.04	1.08		3.97	60
Class B
2005	12.52	.384	(.147)	.237	.384	.173	.557	12.20	1.92	2,571	1.60		1.61		3.06	1.92		2.74	59
2006	12.20	.387	.011	.398	.372	.056	.428	12.17	3.32	1,899	1.60		1.61		3.09	1.82		2.87	30
2007	12.17	.395	(.165)	.230	.385	.025	.410	11.99	1.93	1,375	1.55		1.57		3.19	1.76		2.98	49
2008	11.99	.410	(.909)	(.499)	.392	.009	.401	11.09	(4.23)	953	1.55		1.56		3.39	1.78		3.17	65
2009	11.09	.392	1.025	1.417	.397	—	.397	12.11	12.92	1,089	1.71		1.71		3.34	1.78		3.27	60

96	97

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions									Ratio to Average Net
		Investment Operations			from						Ratio to Average Net			Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**			Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses	Expenses	Net		Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee	Before Fee	Investment		Investment	Turnover
	of Year	Income	Investments	Operations	Income	Gain	Distributions	Year	Return *	(in thousands)	Credits	Credits (a)	Income	Expenses	Income	Rate
CONNECTICUT FUND
Class A
2005	$13.50	$.515	$(.186)	$ .329	$.521	$.068	$.589	$13.24	2.48%	$34,186.85%		.86%	3.84%	1.18%	3.51%	38%
2006	13.24	.498	(.002)	.496	.501	.045	.546	13.19	3.83	35,707.88		.89	3.77	1.08	3.57	32
2007	13.19	.488	(.107)	.381	.481	—	.481	13.09	2.96	36,062.90		.91	3.75	1.06	3.59	27
2008	13.09	.499	(.766)	(.267)	.493	—	.493	12.33	(2.08)	33,740.90		.91	3.90	1.08	3.73	55
2009	12.33	.505	1.062	1.567	.507	—	.507	13.39	12.88	36,229	1.01	1.01	3.87	1.08	3.80	20
Class B
2005	13.49	.414	(.191)	.223	.425	.068	.493	13.22	1.68	4,115	1.60	1.61	3.09	1.93	2.76	38
2006	13.22	.398	(.008)	.390	.405	.045	.450	13.16	3.01	3,299	1.63	1.64	3.02	1.83	2.82	32
2007	13.16	.394	(.096)	.298	.388	—	.388	13.07	2.31	2,244	1.60	1.61	3.05	1.76	2.89	27
2008	13.07	.408	(.759)	(.351)	.399	—	.399	12.32	(2.72)	1,885	1.60	1.61	3.20	1.78	3.03	55
2009	12.32	.415	1.048	1.463	.413	—	.413	13.37	12.00	1,557	1.71	1.71	3.17	1.78	3.10	20
MASSACHUSETTS FUND
Class A
2005	$12.10	$.465	$(.195)	$ .270	$.456	$.044	$ 500	$11.87	2.27%	$23,220.85%		.86%	3.85%	1.22%	3.48%	27%
2006	11.87	.467	(.070)	.397	.462	.055	.517	11.75	3.42	24,004.78		.80	3.98	1.12	3.64	16
2007	11.75	.462	(.141)	.321	.468	.033	.501	11.57	2.81	24,120.75		.77	3.98	1.08	3.65	40
2008	11.57	.463	(.789)	(.326)	.468	.006	.474	10.77	(2.90)	22,642.75		.76	4.13	1.11	3.78	39
2009	10.77	.453	.921	1.374	.444	—	.444	11.70	12.94	24,776	1.03	1.03	3.97	1.10	3.90	42
Class B
2005	12.11	.379	(.197)	.182	.368	.044	.412	11.88	1.52	2,781	1.60	1.61	3.10	1.97	2.73	27
2006	11.88	.386	(.074)	.312	.377	.055	.432	11.76	2.69	2,217	1.53	1.55	3.23	1.87	2.89	16
2007	11.76	.390	(.151)	.239	.386	.033	.419	11.58	2.09	1,726	1.45	1.47	3.28	1.78	2.95	40
2008	11.58	.388	(.793)	(.405)	.389	.006	.395	10.78	(3.57)	1,485	1.45	1.46	3.43	1.81	3.08	39
2009	10.78	.388	.907	1.295	.365	—	.365	11.71	12.15	1,177	1.73	1.73	3.27	1.80	3.20	42
MICHIGAN FUND
Class A
2005	$12.78	$.523	$(.224)	$ .299	$.494	$.235	$.729	$12.35	2.38%	$32,325.90%		.91%	4.10%	1.20%	3.80%	36%
2006	12.35	.487	(.044)	.443	.503	.080	.583	12.21	3.68	29,016.90		.91	3.96	1.11	3.75	39
2007	12.21	.479	(.139)	.340	.480	—	.480	12.07	2.86	28,063.90		.90	3.97	1.09	3.78	26
2008	12.07	.479	(.641)	(.162)	.478	—	.478	11.43	(1.35)	28,056.90		.91	4.08	1.10	3.89	31
2009	11.43	.480	.696	1.176	.486	—	.486	12.12	10.46	27,142	1.03	1.03	4.04	1.10	3.97	31
Class B
2005	12.76	.426	(.223)	.203	.398	.235	.633	12.33	1.61	2,238	1.65	1.66	3.35	1.95	3.05	36
2006	12.33	.393	(.046)	.347	.407	.080	.487	12.19	2.88	2,043	1.65	1.66	3.21	1.86	3.00	39
2007	12.19	.394	(.141)	.253	.393	—	.393	12.05	2.13	1,846	1.60	1.60	3.27	1.79	3.08	26
2008	12.05	.399	(.637)	(.238)	.392	—	.392	11.42	(1.99)	1,473	1.60	1.61	3.38	1.80	3.19	31
2009	11.42	.406	.686	1.092	.402	—	.402	12.11	9.69	823	1.73	1.73	3.34	1.80	3.27	31

98	99

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions									Ratio to Average Net
		Investment Operations			from						Ratio to Average Net			Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**			Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses	Expenses	Net		Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee	Before Fee	Investment		Investment	Turnover
	of Year	Income	Investments	Operations	Income	Gain	Distributions	Year	Return *	(in thousands)	Credits	Credits (a)	Income	Expenses	Income	Rate
MINNESOTA FUND
Class A
2005	$12.08	$.483	$(.231)	$.252	$.492	—	$.492	$11.84	2.13%	$15,420.60%		.62%	4.03%	1.25%	3.38%	31%
2006	11.84	.472	.009	.481	.471	—	.471	11.85	4.16	15,967.65		.67	4.01	1.14	3.52	35
2007	11.85	.460	(.112)	.348	.458	—	.458	11.74	3.02	16,070.67		.69	3.92	1.13	3.46	47
2008	11.74	.457	(.400)	.057	.457	—	.457	11.34	.53	19,104.67		.68	4.00	1.11	3.57	25
2009	11.34	.426	.712	1.138	.418	—	.418	12.06	10.16	21,211	1.05	1.05	3.60	1.12	3.53	22
Class B
2005	12.10	.405	(.240)	.165	.405	—	.405	11.86	1.38	719	1.35	1.37	3.28	2.00	2.63	31
2006	11.86	.388	(.002)	.386	.386	—	.386	11.86	3.32	616	1.40	1.42	3.26	1.89	2.77	35
2007	11.86	.382	(.116)	.266	.376	—	.376	11.75	2.30	527	1.37	1.39	3.22	1.83	2.76	47
2008	11.75	.395	(.417)	(.022)	.378	—	.378	11.35	(.16)	319	1.37	1.38	3.30	1.81	2.87	25
2009	11.35	.354	.695	1.049	.339	—	.339	12.06	9.33	276	1.75	1.75	2.90	1.82	2.83	22
NEW JERSEY FUND
Class A
2005	$13.12	$.494	$(.186)	$ .308	$.498	$ —	$.498	$12.93	2.39%	$61,161.95%		.96%	3.79%	1.16%	3.58%	40%
2006	12.93	.484	(.033)	.451	.480	.071	.551	12.83	3.57	56,712.95		.96	3.77	1.06	3.66	19
2007	12.83	.483	(.131)	.352	.484	.068	.552	12.63	2.82	50,444.95		.96	3.80	1.07	3.68	37
2008	12.63	.484	(.599)	(.115)	.484	.011	.495	12.02	(.92)	48,137.95		.96	3.90	1.08	3.78	37
2009	12.02	.508	.990	1.498	.498	—	.498	13.02	12.63	52,592.99		.99	4.00	1.06	3.93	40
Class B
2005	13.09	.395	(.185)	.210	.390	—	.390	12.91	1.63	5,776	1.70	1.71	3.04	1.91	2.83	40
2006	12.91	.388	(.033)	.355	.374	.071	.445	12.82	2.80	4,929	1.70	1.71	3.02	1.81	2.91	19
2007	12.82	.395	(.134)	.261	.393	.068	.461	12.62	2.09	4,231	1.65	1.66	3.10	1.77	2.98	37
2008	12.62	.406	(.515)	(.109)	.394	.107	.501	12.01	(1.64)	2,616	1.65	1.66	3.20	1.78	3.08	37
2009	12.01	.437	.982	1.419	.409	—	.409	13.02	11.94	1,727	1.69	1.69	3.30	1.76	3.23	40
NEW YORK FUND
Class A
2005	$14.60	$.536	$(.225)	$ .311	$.541	—	$.541	$14.37	2.16%	$169,787.98%		.99%	3.70%	1.14%	3.55%	49%
2006	14.37	.543	(.044)	.499	.539	—	.539	14.33	3.55	159,859.97		.98	3.78	1.03	3.73	24
2007	14.33	.536	(.136)	.400	.540	—	.540	14.19	2.87	148,128.96		.97	3.78	1.03	3.71	42
2008	14.19	.543	(.742)	(.199)	.541	—	.541	13.45	(1.42)	138,706.97		.97	3.93	1.04	3.86	42
2009	13.45	.578	.949	1.527	.567	—	.567	14.41	11.52	149,941.96		.96	4.10	1.03	4.03	38
Class B
2005	14.58	.427	(.224)	.203	.433	—	.433	14.35	1.41	6,938	1.73	1.74	2.95	1.89	2.80	49
2006	14.35	.434	(.043)	.391	.431	—	.431	14.31	2.77	5,847	1.72	1.73	3.03	1.78	2.98	24
2007	14.31	.435	(.127)	.308	.438	—	.438	14.18	2.20	4,881	1.66	1.67	3.08	1.73	3.01	42
2008	14.18	.443	(.744)	(.301)	.439	—	.439	13.44	(2.15)	3,092	1.67	1.67	3.23	1.74	3.16	42
2009	13.44	.481	.944	1.425	.465	—	.465	14.40	10.73	2,382	1.66	1.66	3.40	1.73	3.33	38

100	101

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions									Ratio to Average Net
		Investment Operations			from						Ratio to Average Net			Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**			Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses	Expenses	Net		Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee	Before Fee	Investment		Investment	Turnover
	of Year	Income	Investments	Operations	Income	Gain	Distributions	Year	Return *	(in thousands)	Credits	Credits (a)	Income	Expenses	Income	Rate
NORTH CAROLINA FUND
Class A
2005	$13.53	$.522	$(.173)	$ .349	$.528	$.051	$.579	$13.30	2.62%	$22,561.75%		.77%	3.88%	1.20%	3.43%	22%
2006	13.30	.512	.035	.547	.506	.071	.577	13.27	4.20	22,128.75		.77	3.85	1.09	3.51	34
2007	13.27	.504	(.131)	.373	.504	.019	.523	13.12	2.89	22,905.75		.76	3.85	1.07	3.53	20
2008	13.12	.511	(.601)	(.090)	.506	.004	.510	12.52	(.67)	22,817.75		.76	4.00	1.09	3.67	46
2009	12.52	.513	1.001	1.514	.514	—	.514	13.52	12.28	24,580	1.02	1.02	3.90	1.09	3.83	71
Class B
2005	13.53	.422	(.179)	.243	.432	.051	.483	13.29	1.82	4,576	1.50	1.52	3.13	1.95	2.68	22
2006	13.29	.411	.039	.450	.409	.071	.480	13.26	3.45	4,116	1.50	1.52	3.10	1.84	2.76	34
2007	13.26	.410	(.133)	.277	.408	.019	.427	13.11	2.14	3,153	1.45	1.46	3.15	1.77	2.83	20
2008	13.11	.421	(.597)	(.176)	.410	.004	.414	12.52	(1.34)	2,255	1.45	1.46	3.30	1.79	2.97	46
2009	12.52	.421	1.007	1.428	.418	—	.418	13.53	11.55	2,217	1.72	1.72	3.20	1.79	3.13	71
OHIO FUND
Class A
2005	$12.77	$.510	$(.264)	$ .246	$.516	$ —	$.516	$12.50	1.96%	$21,696.75%		.76%	4.04%	1.20%	3.59%	13%
2006	12.50	.504	(.032)	.472	.506	.026	.532	12.44	3.86	21,889.75		.77	4.05	1.11	3.69	11
2007	12.44	.488	(.074)	.414	.492	.062	.554	12.30	3.42	21,613.75		.77	3.97	1.08	3.64	59
2008	12.30	.492	(.483)	.009	.487	.022	.509	11.80	.11	22,189.75		.76	4.10	1.10	3.76	46
2009	11.80	.483	.719	1.202	.484	.048	.532	12.47	10.33	22,635	1.03	1.03	3.93	1.10	3.86	42
Class B
2005	12.77	.416	(.256)	.160	.420	—	.420	12.51	1.27	3,382	1.50	1.51	3.29	1.95	2.84	13
2006	12.51	.412	(.036)	.376	.410	.026	.436	12.45	3.07	2,952	1.50	1.52	3.30	1.86	2.94	11
2007	12.45	.404	(.076)	.328	.406	.062	.468	12.31	2.69	2,123	1.45	1.47	3.27	1.78	2.94	59
2008	12.31	.411	(.487)	(.076)	.402	.022	.424	11.81	(.60)	1,565	1.45	1.46	3.40	1.80	3.06	46
2009	11.81	.402	.717	1.119	.401	.048	.449	12.48	9.58	1,106	1.73	1.73	3.23	1.80	3.16	42
OREGON FUND
Class A
2005	$13.20	$.490	$(.161)	$ .329	$.486	$.073	$.559	$12.97	2.54%	$29,204.85%		.86%	3.72%	1.22%	3.35%	44%
2006	12.97	.480	.034	.514	.480	.004	.484	13.00	4.04	31,552.85		.87	3.73	1.10	3.48	41
2007	13.00	.468	(.135)	.333	.473	—	.473	12.86	2.63	34,257.90		.91	3.65	1.08	3.47	29
2008	12.86	.474	(.635)	(.161)	.469	—	.469	12.23	(1.26)	35,975.90		.91	3.79	1.09	3.61	44
2009	12.23	.482	1.079	1.561	.481	—	.481	13.31	12.91	39,182	1.01	1.01	3.71	1.08	3.64	35
Class B
2005	13.18	.391	(.168)	.223	.390	.073	.463	12.94	1.71	2,537	1.60	1.61	2.97	1.97	2.60	44
2006	12.94	.384	.034	.418	.384	.004	.388	12.97	3.28	2,436	1.60	1.62	2.98	1.85	2.73	41
2007	12.97	.376	(.135)	.241	.381	—	.381	12.83	1.90	1,839	1.60	1.61	2.95	1.78	2.77	29
2008	12.83	.386	(.629)	(.243)	.377	—	.377	12.21	(1.91)	1,668	1.60	1.61	3.09	1.79	2.91	44
2009	12.21	.392	1.076	1.468	.388	—	.388	13.29	12.14	1,413	1.71	1.71	3.01	1.78	2.94	35

102	103

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
				Less Distributions										Ratio to Average Net
		Investment Operations		from							Ratio to Average Net			Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**			Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses	Expenses	Net		Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee	Before Fee	Investment		Investment	Turnover
	of Year	Income	Investments	Operations	Income	Gain	Distributions	Year	Return *	(in thousands)	Credits	Credits (a)	Income	Expenses	Income	Rate
PENNSYLVANIA FUND
Class A
2005	$13.32	$.514	$(.217)	$ .297	$.514	$.173	$.687	$12.93	2.27%	$43,623.90%		.91%	3.90%	1.18%	3.62%	37%
2006	12.93	.503	(.005)	.498	.504	.064	.568	12.86	3.94	43,678.90		.91	3.89	1.08	3.71	38
2007	12.86	.496	(.114)	.382	.495	.027	.522	12.72	3.05	39,830.90		.91	3.91	1.06	3.75	40
2008	12.72	.502	(.476)	.026	.495	.011	.506	12.24	.25	36,747.90		.90	4.04	1.08	3.86	55
2009	12.24	.525	.743	1.268	.518	—	.518	12.99	10.50	41,046	1.00	1.00	4.11	1.07	4.04	56
Class B
2005	13.31	.384	(.216)	.168	.375	.173	.548	12.93	1.51	3,237	1.65	1.66	3.15	1.93	2.87	37
2006	12.93	.410	(.006)	.404	.400	.064	.464	12.87	3.18	2,796	1.65	1.66	3.14	1.83	2.96	38
2007	12.87	.414	(.122)	.292	.405	.027	.432	12.73	2.33	2,315	1.60	1.61	3.21	1.76	3.05	40
2008	12.73	.420	(.481)	(.061)	.408	.011	.419	12.25	(.45)	1,968	1.60	1.60	3.34	1.78	3.16	55
2009	12.25	.465	.706	1.171	.431	—	.431	12.99	9.67	1,413	1.70	1.70	3.41	1.77	3.34	56
VIRGINIA FUND
Class A
2005	$13.34	$.505	$(.199)	$ .306	$.518	$.068	$.586	$13.06	2.33%	$31,281.90%		.91%	3.81%	1.20%	3.51%	23%
2006	13.06	.495	.009	.504	.492	.102	.594	12.97	3.95	31,839.90		.91	3.81	1.10	3.61	29
2007	12.97	.483	(.151)	.332	.488	.054	.542	12.76	2.62	32,637.90		.91	3.77	1.08	3.59	40
2008	12.76	.482	(.575)	(.093)	.475	.002	.477	12.19	(.72)	29,464.90		.91	3.87	1.09	3.69	53
2009	12.19	.482	.770	1.252	.482	—	.482	12.96	10.42	33,321	1.02	1.02	3.80	1.09	3.73	25
Class B
2005	13.29	.402	(.191)	.211	.413	.068	.481	13.02	1.61	1,992	1.65	1.66	3.06	1.95	2.76	23
2006	13.02	.395	.013	.408	.386	.102	.488	12.94	3.19	1,476	1.65	1.66	3.06	1.85	2.86	29
2007	12.94	.393	(.154)	.239	.395	.054	.449	12.73	1.89	1,488	1.60	1.61	3.07	1.78	2.89	40
2008	12.73	.394	(.569)	(.175)	.383	.002	.385	12.17	(1.37)	1,386	1.60	1.61	3.17	1.79	2.99	53
2009	12.17	.395	.758	1.153	.393	—	.393	12.93	9.59	1,176	1.72	1.72	3.10	1.79	3.03	25

*	Calculated without sales charges
**	Net of expenses waived or assumed by the investment adviser (Note 5)
(a)	The ratios do not include a reduction of expenses from cash balances maintained with the custodian
	or from brokerage service arrangements (Note 1E).
(b)	The expense ratios of Tax Exempt Fund includes interest expense as follows:

	Year Ended December 31, 2006	0.11%

	Year Ended December 31, 2007	0.08%

104	See notes to financial statements	105

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Trustees of
First Investors Tax Exempt Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Tax Exempt Fund (formerly known as Insured Tax Exempt Fund), Tax Exempt Fund II (formerly known as Insured Tax Exempt Fund II), and the twelve Funds comprising the Single State Tax Exempt Fund, as of December 31, 2009, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have nor were we engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Exempt Fund, Tax Exempt Fund II, and the twelve Funds comprising the Single State Tax Exempt Fund, as of December 31, 2009, and the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
February 26, 2010

106

FIRST INVESTORS TAX EXEMPT FUNDS
Trustees and Officers*

Position(s)
	Held with	Principal	Number of	Other
	Funds and	Occupation(s)	Portfolios in	Trusteeships/
Name, Year of Birth	Length of	During Past	Fund Complex	Directorships
and Address	Service	5 Years	Overseen	Held

DISINTERESTED TRUSTEES

Charles R. Barton, III 1965	Trustee since	Chief Operating	39	None
c/o First Investors	1/1/06	Officer (since
Management Company, Inc.		2007) and Trustee
110 Wall Street		of the Barton
New York, NY 10005		Group, LLC
since 1989;
President of
Noe Pierson
Corporation
since 2000

Stefan L. Geiringer 1934	Trustee since	Co-Founder	39	None
c/o First Investors	1/1/06	and Senior Vice
Management Company, Inc.		President of Real
110 Wall Street		Time Energy
New York, NY 10005		Solutions, Inc.
since 2005;
Founder/Owner
of SLG, Inc.
since 2005;
Senior Vice
President of
Pepco Energy
Services (North-
east Region)
from 2003-2005;
Founder/Owner
and President of
North Atlantic
Utilities, Inc.
from 1987-2005

107

FIRST INVESTORS TAX EXEMPT FUNDS
Trustees and Officers* (continued)

Position(s)
	Held with	Principal	Number of	Other
	Funds and	Occupation(s)	Portfolios in	Trusteeships/
Name, Year of Birth	Length of	During Past	Fund Complex	Directorships
and Address	Service	5 Years	Overseen	Held

Robert M. Grohol 1932	Trustee since	None/Retired	39	None
c/o First Investors	8/18/05;
Management Company, Inc.	Director/Trustee
110 Wall Street	of predecessor
New York, NY 10005	funds since
6/30/00

Arthur M. Scutro, Jr. 1941	Trustee since	None/Retired	39	None
c/o First Investors	1/1/06
Management Company, Inc.
110 Wall Street
New York, NY 10005

Robert F. Wentworth 1929	Trustee since	None/Retired	39	None
c/o First Investors	8/18/05†;
Management Company, Inc.	Director/Trustee
110 Wall Street	of predecessor
New York, NY 10005	funds since
10/15/92

†	Mr. Wentworth retired effective December 31, 2009.
Mark R. Ward became a Trustee effective January 1, 2010.

108

Position(s)
	Held with	Principal	Number of	Other
	Funds and	Occupation(s)	Portfolios in	Trusteeships/
Name, Year of Birth	Length of	During Past	Fund Complex	Directorships
and Address	Service	5 Years	Overseen	Held

INTERESTED TRUSTEES**

Kathryn S. Head 1955	Trustee and	Chairman, Of-	39	None
c/o First Investors	President since	ficer and Director
Management Company, Inc.	8/18/05;	of First Investors
Raritan Plaza I	Director/Trustee	Corporation;
Edison, NJ 08837	of predecessor	First Investors
	funds since	Consolidated
	3/17/94;	Corporation;
	President of	First Investors
	predecessor funds	Management
	since 2001	Company, Inc.;
Administrative
Data Manage-
ment Corp.; First
Investors Federal
Savings Bank;
and other
affiliated compa-
nies***

*	Each Trustee serves for an indefinite term with the Funds, until his/her successor is elected.

**	Ms. Head is an interested trustee because (a) she indirectly owns more than 5% of the voting stock of the adviser and principal underwriter of the Funds, (b) she is an officer, director and employee of the adviser and principal underwriter of the Funds, and (c) she is an officer of the Funds.

***	Other affiliated companies consist of: First Investors Realty Company, Inc., First Investors Life Insur-
ance Company, First Investors Leverage Corporation, Route 33 Realty Corporation, First Investors
Credit Funding Corporation, N.A.K. Realty Corporation, Real Property Development Corporation,
First Investors Credit Corporation, First Investors Resources, Inc. and First Investors Name Saver, Inc.

109

FIRST INVESTORS TAX EXEMPT FUNDS
Trustees and Officers* (continued)

Position(s)
	Held with	Principal	Number of	Other
	Funds and	Occupation(s)	Portfolios in	Trusteeships/
Name, Year of Birth	Length of	During Past	Fund Complex	Directorships
and Address	Service	5 Years	Overseen	Held

OFFICER(S) WHO ARE NOT TRUSTEES

Joseph I. Benedek 1957	Treasurer	Treasurer of	39	None
c/o First Investors	since 8/18/05;	First Investors
Management Company, Inc.	Treasurer of	Management
Raritan Plaza I	predecessor funds	Company, Inc.
Edison, NJ 08837	since 1988

Larry R. Lavoie 1947	Chief	General Counsel	39	None
c/o First Investors	Compliance	of First Investors
Management Company, Inc.	Officer since	Corporation and
110 Wall Street	8/18/05;	its affiliates;
New York, NY 10005	Chief	Director of
	Compliance	First Investors
	Officer of	Corporation
	predecessor funds	and various
	since 2004	affiliates

110

FIRST INVESTORS TAX EXEMPT FUNDS

Shareholder Information
———————————————————
Investment Adviser	Transfer Agent
First Investors Management	Administrative Data
Company, Inc.	Management Corp.
110 Wall Street	Raritan Plaza I—8th Floor
New York, NY 10005	Edison, NJ 08837-3620

Underwriter	Independent Registered
First Investors Corporation	Public Accounting Firm
110 Wall Street	Tait, Weller & Baker LLP
New York, NY 10005	1818 Market Street
Philadelphia, PA 19103

Custodian	Legal Counsel
The Bank of New York Mellon	K&LGates LLP
One Wall Street	1601 K Street, N.W.
New York, NY 10286	Washington, D.C. 20006

111

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio’s securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission’s (“SEC”) internet website at http://www. sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q, for the first and third quarters of each fiscal year. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request in writing or by calling 1-800-423-4026.

112

First Investors

110 Wall Street
New York, NY 10005

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TEAR

Item 2. Code of Ethics

As of December 31, 2009, the Registrant has adopted a code of ethics that applies to the Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer.

For the year ended December 31, 2009, there were no waivers granted from a provision of the code of ethics.

A copy of the Registrant's code of ethics is filed under Item 12(a)(1).

Item 3. Audit Committee Financial Expert

During the reporting period the Registrant's Board determined that it had at least two "audit committee financial experts" serving on its audit committee. Robert F. Wentworth and Arthur M. Scutro, Jr. were the "audit committee financial experts" during the period and were considered to be "independent" as defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

		Fiscal Year Ended
		December 31,
		-----------------
	2009	2008
	----	----
(a) Audit Fees
First Investors Tax Exempt Funds	$161,400	$180,850

(b) Audit-Related Fees
First Investors Tax Exempt Funds	$0	$0

(c) Tax Fees
First Investors Tax Exempt Funds	$51,700	$74,800

Nature of fees: tax returns preparation and tax compliance

(d) All Other Fees
First Investors Tax Exempt Funds	$0	$0

(e)(1) Audit committee's pre-approval policies

The Charter of the Audit Committee requires the Audit Committee:

(a) to pre-approve, and to recommend to the full Board, the selection, retention or termination of the independent auditors to provide audit, review or attest services to the Funds and, in connection therewith, evaluate the independence of the auditors and to obtain the auditors' specific representations as to their independence;

(b) to pre-approve all non-audit services to be provided to the Funds by the independent auditor;

(c) to pre-approve all non-audit services to be provided by the Funds' independent auditor to the Funds' investment adviser or to any entity that controls, is controlled by or is under common control with the Funds investment adviser ("adviser affiliate") and that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds;

(d) to establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraphs (b) and (c) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member and members of the Audit Committee, subject to subsequent Committee review and oversight;

(e) to consider whether the non-audit services provided by the Funds' independent auditors to the Funds' investment adviser or any adviser affiliate that provides ongoing services to the Funds, which services were not pre-approved by the Audit Committee, are compatible with maintaining the auditors' independence;

(f) to meet with the Funds’ independent auditors, including meetings without management representatives, as necessary (i) to review the arrangements for, and scope of, the annual audit, any special audits and any other services to be provided to the Fund’s by the auditors; (ii) to discuss any matters of concern relating to the Fund’s financial statements, including any adjustments to such statements recommended by the auditors, or other results of said audit(s); and (iii) to review the form of opinion the auditors propose to render to the Board and shareholders;

(g) to receive and consider (i) information and comments from the auditors with respect to the Funds’ accounting and financial reporting policies, procedures and internal control over financial reporting (including the Funds’ critical accounting policies and practices) and to consider management’s responses to any such comments; (ii) reports from the auditors regarding any material written communications between the auditors and management; and (iii) reports from the auditors regarding all non-audit services provided to any entity in the Funds’ investment company complex that were not pre-approved by the Audit Committee or pursuant to pre-approved policies and procedures established by the Audit Committee and associated fees;

(h) to consider the effect upon the Funds of any changes in accounting principles or practices proposed by management or the auditors;

(i) to review and approve the fees proposed to be charged to the Funds by the auditors for each audit and non-audit service;

(j) to receive reports from Fund management in connection with the required certifications on Form N-CSR under the 1940 Act of any significant deficiencies in the design or operation of the Funds’ internal control over financial reporting or material weakness therein and any reported evidence of fraud, whether or not material, involving management or other employees of the Funds who have a significant role in the Funds’ internal control over financial reporting;

(k) to investigate improprieties or suspected improprieties in the Funds’ accounting or financial reporting brought to the attention of the Audit Committee;

(l) to receive and consider reports from attorneys, in accordance with the “Up-the-Ladder” Reporting Policies for attorneys who appear or practice before the Securities and Exchange Commission in the representation of the Funds and in accordance with applicable federal law, and auditors relating to possible material violations of federal or state law or fiduciary duty;

(m) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate;

(n) to meet with the Treasurer of the Funds and, as necessary, with internal auditors, if any, for the management company;

(o) to meet in executive session with the Chief Compliance Officer of the Funds at least annually; and,

(p) to perform such other functions and to have such powers as may be necessary or appropriate in the efficient and lawful discharge of the powers provided in this Charter.

(e)(2) None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Registrant and Related Entities disclosed above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

(f) Not Applicable

(g) Aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant and the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the two fiscal years ended December 31, 2009 and 2008 were $82,100 and $83,750, respectively.

(h) Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Schedule of Investments

Schedule is included as part of the report to
stockholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies & Procedures for
Closed-End Management Investment Companies

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management
Investment Companies and Affiliated Purchasers

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Code of Ethics - Filed herewith

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By	/S/ KATHRYN S. HEAD
Kathryn S. Head
President and Principal Executive Officer

Date: March 5, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Tax Exempt Funds

By	/S/ KATHRYN S. HEAD
Kathryn S. Head
President and Principal Executive Officer

By	/S/ JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date: March 5, 2010